UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Large Cap Core
Enhanced Index Fund

May 31, 2011

1.850082.104

CEI-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.1%
Johnson Controls, Inc.	15,882	$ 628,927
Automobiles - 0.3%
Ford Motor Co. (a)	152,237	2,271,376
Hotels, Restaurants & Leisure - 1.7%
Brinker International, Inc.	34,685	894,179
McDonald's Corp.	64,151	5,230,873
Starbucks Corp. (e)	54,401	2,001,413
Wyndham Worldwide Corp.	62,186	2,164,695
Wynn Resorts Ltd. (e)	7,053	1,033,406
Yum! Brands, Inc.	32,273	1,785,342
		13,109,908
Household Durables - 0.3%
Tupperware Brands Corp.	29,842	1,953,457
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	15,930	3,133,272
Priceline.com, Inc. (a)	858	442,033
		3,575,305
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc.	28,837	3,182,163
Media - 3.9%
CBS Corp. Class B	186,007	5,198,896
Comcast Corp. Class A (e)	228,945	5,778,572
DIRECTV (a)	59,465	2,988,711
Interpublic Group of Companies, Inc.	116,617	1,391,241
John Wiley & Sons, Inc. Class A	15,697	831,941
News Corp. Class A	138,467	2,539,485
The Walt Disney Co.	85,902	3,576,100
Time Warner Cable, Inc.	25,112	1,939,149
Time Warner, Inc.	86,254	3,142,233
Viacom, Inc. Class B (non-vtg.)	35,848	1,807,098
		29,193,426
Multiline Retail - 0.6%
Macy's, Inc.	85,019	2,455,349
Nordstrom, Inc.	19,438	910,282
Target Corp. (e)	21,112	1,045,677
		4,411,308
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	16,281	1,011,050
AutoZone, Inc. (a)	5,733	1,685,502
Bed Bath & Beyond, Inc. (a)	19,421	1,046,598
Express, Inc.	78,482	1,657,540
Home Depot, Inc.	104,204	3,780,522
Limited Brands, Inc.	78,616	3,141,495
Lowe's Companies, Inc.	61,004	1,472,637
TJX Companies, Inc.	86,853	4,604,946
		18,400,290
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	9,692	818,489

	Shares	Value
Polo Ralph Lauren Corp. Class A	6,995	$ 886,756
VF Corp.	30,929	3,082,693
		4,787,938
TOTAL CONSUMER DISCRETIONARY		81,514,098
CONSUMER STAPLES - 9.3%
Beverages - 2.5%
Brown-Forman Corp. Class B (non-vtg.) (e)	14,912	1,080,822
Constellation Brands, Inc. Class A (sub. vtg.) (a)	90,392	1,985,008
Dr Pepper Snapple Group, Inc.	30,142	1,241,850
PepsiCo, Inc.	71,822	5,107,981
The Coca-Cola Co.	145,512	9,721,657
		19,137,318
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	13,158	1,085,272
CVS Caremark Corp.	53,911	2,085,817
Safeway, Inc. (e)	83,099	2,052,545
Wal-Mart Stores, Inc.	123,588	6,824,529
Walgreen Co.	28,901	1,260,951
		13,309,114
Food Products - 1.3%
General Mills, Inc.	9,464	376,383
H.J. Heinz Co.	19,398	1,065,338
Hershey Co.	47,410	2,642,159
Kraft Foods, Inc. Class A	63,463	2,219,301
Smithfield Foods, Inc. (a)(e)	60,016	1,257,335
Tyson Foods, Inc. Class A	101,044	1,921,857
		9,482,373
Household Products - 1.6%
Colgate-Palmolive Co.	16,756	1,466,653
Kimberly-Clark Corp.	7,569	516,963
Procter & Gamble Co.	152,336	10,206,512
		12,190,128
Tobacco - 2.1%
Altria Group, Inc.	99,116	2,781,195
Lorillard, Inc.	31,547	3,636,738
Philip Morris International, Inc.	137,378	9,856,872
		16,274,805
TOTAL CONSUMER STAPLES		70,393,738
ENERGY - 12.9%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	10,126	748,615
Halliburton Co.	33,270	1,668,491
Helmerich & Payne, Inc.	35,646	2,234,291
McDermott International, Inc. (a)	101,046	2,144,196
National Oilwell Varco, Inc.	63,989	4,644,322
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Oceaneering International, Inc.	29,534	$ 2,407,021
Schlumberger Ltd.	73,398	6,291,677
		20,138,613
Oil, Gas & Consumable Fuels - 10.2%
Anadarko Petroleum Corp.	34,440	2,738,669
Apache Corp.	14,836	1,848,566
Chevron Corp.	145,123	15,224,854
ConocoPhillips	122,427	8,964,105
Devon Energy Corp.	24,910	2,094,184
Exxon Mobil Corp.	326,828	27,280,333
Hess Corp.	4,431	350,182
Marathon Oil Corp.	71,419	3,868,767
Murphy Oil Corp.	32,063	2,208,820
Occidental Petroleum Corp.	65,287	7,041,203
Peabody Energy Corp.	48,542	2,978,537
Pioneer Natural Resources Co. (e)	7,937	728,775
Valero Energy Corp.	82,479	2,268,173
		77,595,168
TOTAL ENERGY		97,733,781
FINANCIALS - 13.8%
Capital Markets - 1.8%
American Capital Ltd. (a)	79,451	786,565
Ameriprise Financial, Inc.	65,412	4,005,177
Bank of New York Mellon Corp.	39,722	1,116,585
BlackRock, Inc. Class A	3,693	759,133
Franklin Resources, Inc.	9,322	1,207,945
Goldman Sachs Group, Inc.	24,680	3,473,216
Morgan Stanley	53,242	1,286,327
State Street Corp. (e)	6,356	290,914
T. Rowe Price Group, Inc. (e)	15,539	983,619
		13,909,481
Commercial Banks - 2.4%
East West Bancorp, Inc.	46,631	936,817
KeyCorp	230,829	1,955,122
PNC Financial Services Group, Inc.	55,652	3,473,798
U.S. Bancorp, Delaware	90,139	2,307,558
Wells Fargo & Co.	344,965	9,786,657
		18,459,952
Consumer Finance - 1.5%
American Express Co.	65,307	3,369,841
Capital One Financial Corp.	53,847	2,926,046
Credit Acceptance Corp. (a)(e)	5,964	477,120
Discover Financial Services	100,150	2,387,576
SLM Corp.	119,382	2,034,269
		11,194,852
Diversified Financial Services - 3.6%
Bank of America Corp.	515,288	6,054,634
Citigroup, Inc.	151,893	6,250,397

	Shares	Value
JPMorgan Chase & Co.	274,228	$ 11,857,619
Moody's Corp.	25,645	1,023,492
The NASDAQ Stock Market, Inc. (a)(e)	77,723	1,983,491
		27,169,633
Insurance - 2.3%
ACE Ltd.	4,250	292,485
AFLAC, Inc.	6,783	324,160
Berkshire Hathaway, Inc. Class B (a)	107,710	8,516,630
CNO Financial Group, Inc. (a)	184,664	1,429,299
Hartford Financial Services Group, Inc.	38,850	1,035,353
MetLife, Inc.	38,299	1,688,986
Protective Life Corp.	73,179	1,766,541
Prudential Financial, Inc.	28,468	1,815,689
The Travelers Companies, Inc.	7,484	464,607
		17,333,750
Real Estate Investment Trusts - 2.0%
CBL & Associates Properties, Inc. (e)	58,300	1,121,692
MFA Financial, Inc.	136,039	1,120,961
Public Storage	19,429	2,299,228
Rayonier, Inc.	49,744	3,302,504
Senior Housing Properties Trust (SBI)	60,016	1,449,386
Simon Property Group, Inc. (e)	30,313	3,578,753
Ventas, Inc.	20,416	1,151,462
Vornado Realty Trust (e)	10,880	1,070,374
		15,094,360
Real Estate Management & Development - 0.2%
Jones Lang LaSalle, Inc.	16,619	1,614,536
TOTAL FINANCIALS		104,776,564
HEALTH CARE - 12.1%
Biotechnology - 1.4%
Amgen, Inc. (a)	64,619	3,912,034
Biogen Idec, Inc. (a)	42,327	4,009,637
Celgene Corp. (a)	8,710	530,526
Gilead Sciences, Inc. (a)	41,848	1,746,736
		10,198,933
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	20,403	1,214,387
Becton, Dickinson & Co.	15,136	1,325,157
Covidien PLC	22,787	1,253,285
Kinetic Concepts, Inc. (a)(e)	12,598	747,565
Medtronic, Inc.	38,241	1,556,409
Stryker Corp.	20,650	1,288,560
		7,385,363
Health Care Providers & Services - 2.9%
Aetna, Inc.	32,631	1,425,322
AmerisourceBergen Corp.	24,881	1,025,595
Cardinal Health, Inc.	55,777	2,533,391
CIGNA Corp.	55,819	2,784,810
Express Scripts, Inc. (a)	15,469	921,334
Humana, Inc.	59,395	4,783,079
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Magellan Health Services, Inc. (a)(e)	15,399	$ 815,223
McKesson Corp.	11,053	946,247
Medco Health Solutions, Inc. (a)	5,077	303,909
UnitedHealth Group, Inc.	119,492	5,849,133
WellPoint, Inc.	8,112	634,115
		22,022,158
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc. (a)	23,324	1,163,168
Life Technologies Corp. (a)	13,613	707,468
Pharmaceutical Product Development, Inc.	38,857	1,121,024
Thermo Fisher Scientific, Inc. (a)	27,541	1,802,558
		4,794,218
Pharmaceuticals - 6.2%
Abbott Laboratories	113,386	5,924,419
Allergan, Inc.	3,516	290,879
Bristol-Myers Squibb Co.	157,736	4,536,487
Eli Lilly & Co. (e)	108,426	4,172,232
Forest Laboratories, Inc. (a)	28,666	1,032,549
Johnson & Johnson	177,339	11,933,141
Merck & Co., Inc.	161,196	5,923,953
Pfizer, Inc.	537,353	11,526,222
Warner Chilcott PLC	62,786	1,513,770
		46,853,652
TOTAL HEALTH CARE		91,254,324
INDUSTRIALS - 9.9%
Aerospace & Defense - 2.8%
Esterline Technologies Corp. (a)	18,525	1,400,861
General Dynamics Corp.	44,374	3,293,438
Honeywell International, Inc.	54,619	3,252,561
Lockheed Martin Corp.	35,427	2,759,763
Northrop Grumman Corp.	17,521	1,143,946
Raytheon Co.	37,830	1,905,875
The Boeing Co.	29,649	2,313,511
United Technologies Corp.	61,612	5,407,685
		21,477,640
Air Freight & Logistics - 0.7%
FedEx Corp.	4,399	411,922
United Parcel Service, Inc. Class B	61,415	4,513,388
		4,925,310
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co.	48,951	1,044,614
Construction & Engineering - 0.7%
KBR, Inc.	96,603	3,605,224
MasTec, Inc. (a)	69,248	1,457,670
		5,062,894

	Shares	Value
Electrical Equipment - 0.3%
Emerson Electric Co.	36,291	$ 1,979,674
Industrial Conglomerates - 2.8%
3M Co.	44,607	4,210,009
General Electric Co.	785,775	15,432,621
Tyco International Ltd.	32,625	1,610,044
		21,252,674
Machinery - 1.6%
Caterpillar, Inc.	39,777	4,208,407
Cummins, Inc.	3,224	339,294
Danaher Corp.	17,523	955,529
Deere & Co.	19,857	1,709,291
Eaton Corp.	23,809	1,230,211
Illinois Tool Works, Inc.	15,076	864,156
Joy Global, Inc.	6,550	587,208
Parker Hannifin Corp.	27,196	2,416,365
		12,310,461
Road & Rail - 0.9%
AMERCO (a)	5,573	503,186
CSX Corp.	37,199	2,949,881
Norfolk Southern Corp.	23,808	1,745,364
Union Pacific Corp.	18,121	1,902,161
		7,100,592
TOTAL INDUSTRIALS		75,153,859
INFORMATION TECHNOLOGY - 18.1%
Communications Equipment - 1.4%
Cisco Systems, Inc.	262,703	4,413,410
Harris Corp.	29,851	1,475,833
Plantronics, Inc.	7,326	267,985
QUALCOMM, Inc.	78,884	4,621,814
		10,779,042
Computers & Peripherals - 4.4%
Apple, Inc. (a)	61,722	21,468,763
Dell, Inc. (a)	117,789	1,894,047
EMC Corp. (a)	91,163	2,595,411
Hewlett-Packard Co.	124,299	4,646,297
NetApp, Inc. (a)	15,893	870,460
QLogic Corp. (a)(e)	41,519	671,777
SanDisk Corp. (a)	18,926	899,364
		33,046,119
Electronic Equipment & Components - 0.6%
Corning, Inc.	91,421	1,842,133
Vishay Intertechnology, Inc. (a)	154,647	2,454,248
		4,296,381
Internet Software & Services - 1.4%
AOL, Inc. (a)(e)	38,779	797,684
eBay, Inc. (a)	74,114	2,310,133
Google, Inc. Class A (a)	14,568	7,706,763
		10,814,580
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 4.0%
Accenture PLC Class A (e)	55,188	$ 3,167,239
Automatic Data Processing, Inc.	75,389	4,154,688
Cognizant Technology Solutions Corp. Class A (a)	14,298	1,087,220
DST Systems, Inc.	27,699	1,392,429
Global Payments, Inc.	20,313	1,055,463
International Business Machines Corp.	82,461	13,930,137
MasterCard, Inc. Class A	6,219	1,785,164
The Western Union Co.	44,092	906,532
Visa, Inc. Class A	30,863	2,501,755
		29,980,627
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	22,496	999,947
Semiconductors & Semiconductor Equipment - 2.6%
Altera Corp.	22,043	1,060,048
Analog Devices, Inc.	37,314	1,536,217
Applied Materials, Inc.	151,539	2,088,207
Intel Corp.	331,134	7,453,826
KLA-Tencor Corp.	19,424	837,174
Lam Research Corp. (a)	24,876	1,169,048
Micron Technology, Inc. (a)(e)	218,181	2,225,446
Novellus Systems, Inc. (a)(e)	17,109	620,543
Texas Instruments, Inc.	82,004	2,894,741
		19,885,250
Software - 3.6%
BMC Software, Inc. (a)	17,101	954,749
CA, Inc.	118,619	2,775,685
Microsoft Corp.	510,464	12,766,705
Oracle Corp.	285,041	9,754,103
Symantec Corp. (a)	29,492	576,569
		26,827,811
TOTAL INFORMATION TECHNOLOGY		136,629,757
MATERIALS - 3.4%
Chemicals - 1.8%
Dow Chemical Co.	72,731	2,627,771
E.I. du Pont de Nemours & Co.	93,784	4,998,687
Monsanto Co.	20,727	1,472,446
PPG Industries, Inc.	30,704	2,723,445
Praxair, Inc.	7,940	840,370
Rockwood Holdings, Inc. (a)	24,196	1,272,468
		13,935,187
Containers & Packaging - 0.0%
Ball Corp.	10,162	401,501
Metals & Mining - 0.8%
Cliffs Natural Resources, Inc.	10,815	980,921

	Shares	Value
Freeport-McMoRan Copper & Gold, Inc.	84,443	$ 4,360,637
Newmont Mining Corp.	10,561	597,436
		5,938,994
Paper & Forest Products - 0.8%
Domtar Corp.	38,945	3,991,084
International Paper Co.	32,644	1,019,146
MeadWestvaco Corp.	23,316	793,210
		5,803,440
TOTAL MATERIALS		26,079,122
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	397,060	12,531,214
CenturyLink, Inc.	63,911	2,760,316
Verizon Communications, Inc.	211,751	7,819,964
		23,111,494
Wireless Telecommunication Services - 0.1%
Sprint Nextel Corp. (a)	139,329	815,075
TOTAL TELECOMMUNICATION SERVICES		23,926,569
UTILITIES - 2.2%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	38,692	1,478,030
Cleco Corp. (e)	33,485	1,174,989
Duke Energy Corp. (e)	43,249	810,919
Exelon Corp.	38,906	1,628,216
NextEra Energy, Inc.	13,588	787,425
Northeast Utilities	22,698	799,878
Pinnacle West Capital Corp. (e)	15,532	702,978
Portland General Electric Co. (e)	52,648	1,367,269
PPL Corp.	73,838	2,081,493
Southern Co.	17,481	700,638
		11,531,835
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	175,338	2,272,380
Multi-Utilities - 0.4%
Consolidated Edison, Inc.	18,644	989,251
Dominion Resources, Inc.	16,675	795,731
Sempra Energy (e)	14,766	814,640
		2,599,622
TOTAL UTILITIES		16,403,837
TOTAL COMMON STOCKS (Cost $722,775,501)		723,865,649
U.S. Treasury Obligations - 0.4%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.3% 6/30/11 to 8/4/11 (f) (Cost $2,599,506)	$ 2,600,000	$ 2,599,896
Money Market Funds - 8.2%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	28,235,927	28,235,927
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(d)	33,906,703	33,906,703
TOTAL MONEY MARKET FUNDS (Cost $62,142,630)		62,142,630
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $787,517,637)	788,608,175
NET OTHER ASSETS (LIABILITIES) - (4.3)%	(32,303,871)
NET ASSETS - 100%	$ 756,304,304
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
484 CME E-mini S&P 500 Index Contracts	June 2011	$ 32,522,380	$ 1,200,934

The face value of futures purchased as a percentage of net assets is 4.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,599,896.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 15,770
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 81,514,098	$ 81,514,098	$ -	$ -
Consumer Staples	70,393,738	70,393,738	-	-
Energy	97,733,781	97,733,781	-	-
Financials	104,776,564	104,776,564	-	-
Health Care	91,254,324	91,254,324	-	-
Industrials	75,153,859	75,153,859	-	-
Information Technology	136,629,757	136,629,757	-	-
Materials	26,079,122	26,079,122	-	-
Telecommunication Services	23,926,569	23,926,569	-	-
Utilities	16,403,837	16,403,837	-	-
U.S. Government and Government Agency Obligations	2,599,896	-	2,599,896	-
Money Market Funds	62,142,630	62,142,630	-	-
Total Investments in Securities:	$ 788,608,175	$ 786,008,279	$ 2,599,896	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,200,934	$ 1,200,934	$ -	$ -
Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $790,491,971. Net unrealized depreciation aggregated $1,883,796, of which $87,712,777 related to appreciated investment securities and $89,596,573 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Growth
Enhanced Index Fund

May 31, 2011

1.850083.104

GEI-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.8%
Autoliv, Inc.	2,810	$ 216,314
Johnson Controls, Inc.	5,002	198,079
Lear Corp.	800	40,656
TRW Automotive Holdings Corp. (a)(e)	3,400	193,358
		648,407
Automobiles - 0.6%
Ford Motor Co. (a)	31,504	470,040
Diversified Consumer Services - 0.2%
Sotheby's Class A (Ltd. Vtg.)	4,000	170,240
Hotels, Restaurants & Leisure - 2.8%
Brinker International, Inc.	6,200	159,836
Las Vegas Sands Corp. (a)	909	37,760
Marriott International, Inc. Class A (e)	900	34,029
McDonald's Corp.	9,900	807,246
Panera Bread Co. Class A (a)(e)	1,700	212,551
Starbucks Corp. (e)	9,200	338,468
Starwood Hotels & Resorts Worldwide, Inc.	76	4,634
Wyndham Worldwide Corp.	3,000	104,430
Wynn Resorts Ltd. (e)	900	131,868
Yum! Brands, Inc.	7,700	425,964
		2,256,786
Household Durables - 0.4%
Tempur-Pedic International, Inc. (a)	1,200	78,048
Tupperware Brands Corp.	3,200	209,472
		287,520
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	3,062	602,265
Priceline.com, Inc. (a)	460	236,987
		839,252
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc.	2,669	294,524
Media - 1.9%
CBS Corp. Class B	11,993	335,204
Comcast Corp. Class A (e)	5,800	146,392
DIRECTV (a)	8,000	402,080
Interpublic Group of Companies, Inc.	17,500	208,775
John Wiley & Sons, Inc. Class A	3,100	164,300
McGraw-Hill Companies, Inc.	1,900	80,693
News Corp. Class A	4,000	73,360
Omnicom Group, Inc.	1,200	56,124
Time Warner, Inc.	1,200	43,716
		1,510,644
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	2,450	156,163
Macy's, Inc.	6,500	187,720

	Shares	Value
Nordstrom, Inc.	2,100	$ 98,343
Target Corp. (e)	5,663	280,488
		722,714
Specialty Retail - 4.0%
Advance Auto Parts, Inc.	4,400	273,240
AutoZone, Inc. (a)	750	220,500
Bed Bath & Beyond, Inc. (a)	1,600	86,224
Best Buy Co., Inc.	792	25,154
Gap, Inc. (e)	3,500	67,900
Home Depot, Inc.	15,860	575,401
Limited Brands, Inc.	7,100	283,716
Lowe's Companies, Inc.	10,602	255,932
PetSmart, Inc.	4,600	208,380
Ross Stores, Inc.	4,954	406,030
Signet Jewelers Ltd. (a)	2,200	101,222
Staples, Inc.	3,500	58,870
TJX Companies, Inc.	7,600	402,952
Williams-Sonoma, Inc.	4,400	172,260
		3,137,781
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	2,450	155,967
NIKE, Inc. Class B	2,200	185,790
Polo Ralph Lauren Corp. Class A	750	95,078
VF Corp.	1,300	129,571
		566,406
TOTAL CONSUMER DISCRETIONARY		10,904,314
CONSUMER STAPLES - 7.8%
Beverages - 2.4%
Brown-Forman Corp. Class B (non-vtg.) (e)	3,061	221,861
Dr Pepper Snapple Group, Inc.	3,900	160,680
PepsiCo, Inc.	8,012	569,813
The Coca-Cola Co.	14,453	965,605
		1,917,959
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	3,600	296,928
Safeway, Inc. (e)	6,200	153,140
Sysco Corp. (e)	2,349	75,661
Wal-Mart Stores, Inc.	10,600	585,332
Walgreen Co.	7,270	317,190
Whole Foods Market, Inc. (e)	2,644	161,707
		1,589,958
Food Products - 0.5%
General Mills, Inc.	1,188	47,247
Hershey Co.	3,661	204,028
Tyson Foods, Inc. Class A	6,000	114,120
		365,395
Household Products - 0.6%
Colgate-Palmolive Co.	3,900	341,367
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Kimberly-Clark Corp.	1,575	$ 107,573
Procter & Gamble Co.	35	2,345
		451,285
Personal Products - 0.3%
Herbalife Ltd.	4,800	270,144
Tobacco - 2.0%
Altria Group, Inc.	9,000	252,540
Philip Morris International, Inc.	18,500	1,327,375
		1,579,915
TOTAL CONSUMER STAPLES		6,174,656
ENERGY - 11.3%
Energy Equipment & Services - 3.0%
Core Laboratories NV	1,264	129,800
FMC Technologies, Inc. (a)(e)	2,400	107,112
Halliburton Co.	7,287	365,443
Helmerich & Payne, Inc.	2,942	184,405
McDermott International, Inc. (a)	7,900	167,638
National Oilwell Varco, Inc.	2,693	195,458
Oceaneering International, Inc.	2,700	220,050
Oil States International, Inc. (a)(e)	1,407	111,223
Schlumberger Ltd.	10,982	941,377
		2,422,506
Oil, Gas & Consumable Fuels - 8.3%
Alpha Natural Resources, Inc. (a)	550	30,135
Arch Coal, Inc.	1,800	53,802
Chevron Corp.	2,400	251,784
Cimarex Energy Co.	1,200	115,116
ConocoPhillips	7,800	571,116
CVR Energy, Inc. (a)(e)	6,500	142,090
EOG Resources, Inc. (e)	1,862	203,219
Exxon Mobil Corp.	50,100	4,181,842
Holly Corp.	1,550	96,581
Marathon Oil Corp.	4,800	260,016
Murphy Oil Corp.	2,200	151,558
Occidental Petroleum Corp.	1,377	148,509
Peabody Energy Corp.	3,373	206,967
Southwestern Energy Co. (a)(e)	1,041	45,565
Valero Energy Corp.	3,400	93,500
		6,551,800
TOTAL ENERGY		8,974,306
FINANCIALS - 5.1%
Capital Markets - 0.8%
American Capital Ltd. (a)	10,526	104,207
Ameriprise Financial, Inc.	3,207	196,365
Charles Schwab Corp. (e)	3,465	62,405
Franklin Resources, Inc.	800	103,664

	Shares	Value
Morgan Stanley	1,239	$ 29,934
T. Rowe Price Group, Inc. (e)	1,900	120,270
Waddell & Reed Financial, Inc. Class A (e)	800	30,880
		647,725
Commercial Banks - 0.4%
East West Bancorp, Inc.	4,500	90,405
Signature Bank, New York (a)(e)	3,600	204,912
		295,317
Consumer Finance - 1.2%
American Express Co.	8,600	443,760
Capital One Financial Corp.	2,800	152,152
Credit Acceptance Corp. (a)(e)	2,954	236,320
Discover Financial Services	5,970	142,325
		974,557
Diversified Financial Services - 0.6%
IntercontinentalExchange, Inc. (a)	700	84,455
Moody's Corp.	6,700	267,397
The NASDAQ Stock Market, Inc. (a)(e)	3,500	89,320
		441,172
Insurance - 0.3%
AFLAC, Inc.	2,664	127,313
Hartford Financial Services Group, Inc.	1,400	37,310
Marsh & McLennan Companies, Inc.	2,500	76,675
		241,298
Real Estate Investment Trusts - 1.3%
CBL & Associates Properties, Inc. (e)	5,000	96,200
MFA Financial, Inc.	9,000	74,160
Public Storage	2,600	307,684
Rayonier, Inc.	3,002	199,303
Simon Property Group, Inc. (e)	1,500	177,090
Ventas, Inc.	3,000	169,200
		1,023,637
Real Estate Management & Development - 0.5%
CB Richard Ellis Group, Inc. Class A (a)	8,400	222,012
Jones Lang LaSalle, Inc.	1,800	174,870
		396,882
TOTAL FINANCIALS		4,020,588
HEALTH CARE - 9.3%
Biotechnology - 1.3%
Amgen, Inc. (a)	811	49,098
Biogen Idec, Inc. (a)	2,856	270,549
Celgene Corp. (a)	2,414	147,037
Gilead Sciences, Inc. (a)	8,483	354,080
Myriad Genetics, Inc. (a)(e)	8,500	215,985
		1,036,749
Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	3,113	185,286
Becton, Dickinson & Co.	2,300	201,365
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
C. R. Bard, Inc.	1,000	$ 111,780
CareFusion Corp. (a)	1,652	47,875
Covidien PLC	4,900	269,500
Intuitive Surgical, Inc. (a)	99	34,551
Medtronic, Inc.	5,999	244,159
St. Jude Medical, Inc.	750	38,003
Stryker Corp.	2,651	165,422
The Cooper Companies, Inc.	3,514	263,234
Varian Medical Systems, Inc. (a)(e)	1,368	92,395
		1,653,570
Health Care Providers & Services - 2.3%
AmerisourceBergen Corp.	7,895	325,432
Cardinal Health, Inc.	5,964	270,885
Express Scripts, Inc. (a)	3,969	236,394
Health Management Associates, Inc. Class A (a)(e)	5,000	57,000
Humana, Inc.	2,518	202,775
Laboratory Corp. of America Holdings (a)	900	90,747
McKesson Corp.	1,100	94,171
Medco Health Solutions, Inc. (a)	3,043	182,154
Quest Diagnostics, Inc. (e)	3,600	210,312
UnitedHealth Group, Inc.	3,500	171,325
		1,841,195
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc. (a)	2,200	109,714
Charles River Laboratories International, Inc. (a)(e)	1,644	63,590
Life Technologies Corp. (a)	4,780	248,417
PerkinElmer, Inc.	1,783	49,371
Pharmaceutical Product Development, Inc.	7,600	219,260
Thermo Fisher Scientific, Inc. (a)	2,500	163,625
Waters Corp. (a)	2,600	256,256
		1,110,233
Pharmaceuticals - 2.2%
Abbott Laboratories	12,400	647,900
Allergan, Inc.	1,689	139,731
Bristol-Myers Squibb Co.	5,200	149,552
Eli Lilly & Co. (e)	4,969	191,207
Endo Pharmaceuticals Holdings, Inc. (a)(e)	2,546	105,990
Forest Laboratories, Inc. (a)	3,010	108,420
Johnson & Johnson	3,300	222,057
Sanofi-Aventis rights (a)	691	1,658
Warner Chilcott PLC	7,981	192,422
		1,758,937
TOTAL HEALTH CARE		7,400,684

	Shares	Value
INDUSTRIALS - 11.4%
Aerospace & Defense - 2.8%
Esterline Technologies Corp. (a)	1,400	$ 105,868
Honeywell International, Inc.	7,950	473,423
Lockheed Martin Corp.	4,314	336,061
Precision Castparts Corp. (e)	667	104,786
Rockwell Collins, Inc.	700	42,791
The Boeing Co.	4,926	384,376
United Technologies Corp.	8,465	742,973
		2,190,278
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	357	28,639
FedEx Corp.	800	74,912
United Parcel Service, Inc. Class B	7,803	573,442
		676,993
Airlines - 0.3%
Alaska Air Group, Inc. (a)	1,500	101,310
Delta Air Lines, Inc. (a)(e)	13,240	133,459
		234,769
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)(e)	821	73,143
Construction & Engineering - 0.5%
KBR, Inc.	7,300	272,436
MasTec, Inc. (a)	7,000	147,350
		419,786
Electrical Equipment - 0.6%
Cooper Industries PLC Class A	900	56,565
Emerson Electric Co.	6,331	345,356
Rockwell Automation, Inc. (e)	1,200	99,732
		501,653
Industrial Conglomerates - 1.7%
3M Co.	6,590	621,964
General Electric Co.	28,500	559,740
Tyco International Ltd.	3,800	187,530
		1,369,234
Machinery - 3.8%
Caterpillar, Inc.	5,700	603,060
Cummins, Inc.	1,518	159,754
Danaher Corp.	2,952	160,973
Deere & Co.	3,700	318,496
Dover Corp.	3,600	242,028
Eaton Corp.	1,250	64,588
Gardner Denver, Inc.	1,700	142,426
Illinois Tool Works, Inc.	2,704	154,993
Joy Global, Inc.	1,758	157,605
Navistar International Corp. (a)	1,000	65,870
Oshkosh Truck Corp. (a)	2,673	74,042
PACCAR, Inc. (e)	1,800	90,000
Parker Hannifin Corp.	2,800	248,780
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Timken Co.	4,900	$ 252,938
Toro Co.	4,205	268,615
		3,004,168
Professional Services - 0.2%
IHS, Inc. Class A (a)(e)	1,949	170,966
Road & Rail - 0.5%
AMERCO (a)	1,400	126,406
Union Pacific Corp.	2,317	243,215
		369,621
TOTAL INDUSTRIALS		9,010,611
INFORMATION TECHNOLOGY - 27.4%
Communications Equipment - 2.8%
Cisco Systems, Inc.	51,219	860,479
EchoStar Holding Corp. Class A (a)	3,992	134,490
Harris Corp.	3,837	189,701
Juniper Networks, Inc. (a)(e)	2,638	96,577
Plantronics, Inc.	1,397	51,102
QUALCOMM, Inc.	15,011	879,494
		2,211,843
Computers & Peripherals - 6.9%
Apple, Inc. (a)	9,125	3,173,949
Dell, Inc. (a)	16,608	267,057
Diebold, Inc.	4,000	132,200
EMC Corp. (a)	17,700	503,919
Hewlett-Packard Co.	22,888	855,553
NetApp, Inc. (a)	2,838	155,437
QLogic Corp. (a)(e)	6,919	111,949
SanDisk Corp. (a)	5,402	256,703
		5,456,767
Electronic Equipment & Components - 0.5%
Anixter International, Inc. (e)	950	64,306
Corning, Inc.	5,100	102,765
National Instruments Corp.	1,800	52,560
Vishay Intertechnology, Inc. (a)	14,137	224,354
		443,985
Internet Software & Services - 2.2%
AOL, Inc. (a)(e)	6,000	123,420
eBay, Inc. (a)	3,500	109,095
Google, Inc. Class A (a)	2,353	1,244,784
IAC/InterActiveCorp (a)	7,200	264,816
		1,742,115
IT Services - 6.3%
Accenture PLC Class A (e)	9,100	522,249
Automatic Data Processing, Inc.	8,042	443,195
CACI International, Inc. Class A (a)(e)	1,600	102,128

	Shares	Value
Cognizant Technology Solutions Corp. Class A (a)	2,300	$ 174,892
DST Systems, Inc.	3,000	150,810
Fiserv, Inc. (a)	3,400	219,368
Global Payments, Inc.	3,600	187,056
International Business Machines Corp.	14,105	2,382,758
MasterCard, Inc. Class A	832	238,826
Teradata Corp. (a)	3,000	167,370
The Western Union Co.	4,500	92,520
Visa, Inc. Class A	3,500	283,710
		4,964,882
Office Electronics - 0.2%
Zebra Technologies Corp. Class A (a)	4,119	183,090
Semiconductors & Semiconductor Equipment - 3.1%
Altera Corp.	4,246	204,190
Analog Devices, Inc.	5,900	242,903
Applied Materials, Inc.	21,200	292,136
Broadcom Corp. Class A	2,200	79,156
Intel Corp.	36,110	812,836
Lam Research Corp. (a)	2,800	131,586
Linear Technology Corp. (e)	2,000	69,180
Micron Technology, Inc. (a)(e)	13,565	138,363
Novellus Systems, Inc. (a)(e)	4,900	177,723
Rambus, Inc. (a)	2,000	29,140
Teradyne, Inc. (a)(e)	7,000	112,070
Texas Instruments, Inc.	5,000	176,500
		2,465,783
Software - 5.4%
Activision Blizzard, Inc.	7,000	83,930
Adobe Systems, Inc. (a)	2,303	79,753
ANSYS, Inc. (a)	2,400	137,688
Autodesk, Inc. (a)	3,300	141,834
BMC Software, Inc. (a)	4,250	237,278
CA, Inc.	10,800	252,720
Citrix Systems, Inc. (a)	497	43,547
FactSet Research Systems, Inc.	700	77,602
Intuit, Inc. (a)	5,000	269,850
Microsoft Corp.	54,986	1,375,200
Oracle Corp.	43,723	1,496,201
salesforce.com, Inc. (a)	379	57,707
		4,253,310
TOTAL INFORMATION TECHNOLOGY		21,721,775
MATERIALS - 4.8%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	827	78,639
Albemarle Corp.	1,200	85,008
CF Industries Holdings, Inc.	501	77,044
E.I. du Pont de Nemours & Co.	4,000	213,200
Monsanto Co.	4,561	324,013
PPG Industries, Inc.	1,848	163,918
Praxair, Inc.	2,300	243,432
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Rockwood Holdings, Inc. (a)	2,707	$ 142,361
The Scotts Miracle-Gro Co. Class A	3,505	202,239
W.R. Grace & Co. (a)	3,600	168,444
		1,698,298
Containers & Packaging - 0.5%
Ball Corp.	3,200	126,432
Crown Holdings, Inc. (a)	2,495	101,322
Graphic Packaging Holding Co. (a)	25,000	137,000
Rock-Tenn Co. Class A (e)	829	63,692
		428,446
Metals & Mining - 1.5%
Cliffs Natural Resources, Inc.	2,610	236,727
Freeport-McMoRan Copper & Gold, Inc.	12,200	630,008
Newmont Mining Corp.	3,050	172,539
Walter Energy, Inc.	1,050	130,778
		1,170,052
Paper & Forest Products - 0.6%
Domtar Corp.	3,374	345,768
International Paper Co.	2,800	87,416
MeadWestvaco Corp.	2,000	68,040
		501,224
TOTAL MATERIALS		3,798,020
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	4,295	135,550
CenturyLink, Inc.	2,828	122,141
Verizon Communications, Inc.	4,502	166,259
		423,950
Wireless Telecommunication Services - 0.1%
American Tower Corp. Class A (a)	1,775	98,477
TOTAL TELECOMMUNICATION SERVICES		522,427
TOTAL COMMON STOCKS (Cost $58,795,149)		72,527,381
Investment Companies - 0.0%

Ares Capital Corp. (e) (Cost $20,886)	1,519	25,550
U.S. Treasury Obligations - 0.6%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.2% 7/28/11 to 11/17/11 (f) (Cost $479,916)	$ 480,000	479,937
Money Market Funds - 15.8%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	5,891,224	$ 5,891,224
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(d)	6,615,198	6,615,198
TOTAL MONEY MARKET FUNDS (Cost $12,506,422)		12,506,422
TOTAL INVESTMENT PORTFOLIO - 107.9% (Cost $71,802,373)	85,539,290
NET OTHER ASSETS (LIABILITIES) - (7.9)%	(6,282,346)
NET ASSETS - 100%	$ 79,256,944
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
100 CME E-mini S&P 500 Index Contracts	June 2011	$ 6,719,500	$ 108,203
The face value of futures purchased as a percentage of net assets is 8.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $479,937.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 2,173
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,904,314	$ 10,904,314	$ -	$ -
Consumer Staples	6,174,656	6,174,656	-	-
Energy	8,974,306	8,974,306	-	-
Financials	4,020,588	4,020,588	-	-
Health Care	7,400,684	7,400,684	-	-
Industrials	9,010,611	9,010,611	-	-
Information Technology	21,721,775	21,721,775	-	-
Materials	3,798,020	3,798,020	-	-
Telecommunication Services	522,427	522,427	-	-
Investment Companies	25,550	25,550	-	-
U.S. Government and Government Agency Obligations	479,937	-	479,937	-
Money Market Funds	12,506,422	12,506,422	-	-
Total Investments in Securities:	$ 85,539,290	$ 85,059,353	$ 479,937	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 108,203	$ 108,203	$ -	$ -
Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $71,916,786. Net unrealized appreciation aggregated $13,622,504, of which $14,952,824 related to appreciated investment securities and $1,330,320 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Value
Enhanced Index Fund

May 31, 2011

1.850084.104

VEI-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 8.4%
Auto Components - 0.3%
Autoliv, Inc.	1,100	$ 84,678
Lear Corp.	1,600	81,312
TRW Automotive Holdings Corp. (a)(e)	2,300	130,801
		296,791
Distributors - 0.1%
Genuine Parts Co.	2,000	109,600
Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A (non-vtg.) (a)	3,700	152,107
Hotels, Restaurants & Leisure - 0.4%
Brinker International, Inc.	5,753	148,312
Wyndham Worldwide Corp.	6,800	236,708
		385,020
Household Durables - 0.3%
Stanley Black & Decker, Inc.	1,600	118,208
Tupperware Brands Corp.	2,200	144,012
		262,220
Internet & Catalog Retail - 0.1%
Liberty Media Corp. Interactive Series A (a)	6,800	123,828
Leisure Equipment & Products - 0.3%
Polaris Industries, Inc.	2,610	288,014
Media - 5.0%
CBS Corp. Class B	23,001	642,878
Comcast Corp. Class A (e)	43,977	1,109,979
John Wiley & Sons, Inc. Class A	3,500	185,500
News Corp. Class A	22,055	404,489
The Walt Disney Co.	24,455	1,018,062
Time Warner Cable, Inc.	3,664	282,934
Time Warner, Inc.	16,997	619,201
Viacom, Inc. Class B (non-vtg.)	6,529	329,127
		4,592,170
Multiline Retail - 0.4%
Macy's, Inc.	11,063	319,499
Specialty Retail - 1.0%
Advance Auto Parts, Inc.	3,593	223,125
AutoZone, Inc. (a)	397	116,718
Foot Locker, Inc.	3,800	94,772
Limited Brands, Inc.	5,000	199,800
Lowe's Companies, Inc.	4,200	101,388
Signet Jewelers Ltd. (a)	3,543	163,013
		898,816
Textiles, Apparel & Luxury Goods - 0.3%
VF Corp.	3,000	299,010
TOTAL CONSUMER DISCRETIONARY		7,727,075
CONSUMER STAPLES - 8.2%
Beverages - 1.2%
Dr Pepper Snapple Group, Inc.	3,913	161,216

	Shares	Value
PepsiCo, Inc.	6,853	$ 487,385
The Coca-Cola Co.	6,726	449,364
		1,097,965
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	11,008	425,900
Kroger Co.	1,848	45,867
Safeway, Inc. (e)	12,000	296,400
SUPERVALU, Inc.	23,000	235,980
Wal-Mart Stores, Inc.	8,900	491,458
		1,495,605
Food Products - 1.9%
Archer Daniels Midland Co.	4,732	153,364
ConAgra Foods, Inc.	3,078	78,274
Corn Products International, Inc. (e)	1,200	68,076
Hershey Co.	3,700	206,201
Kraft Foods, Inc. Class A	16,562	579,173
Smithfield Foods, Inc. (a)(e)	9,500	199,025
The J.M. Smucker Co.	2,623	207,951
Tyson Foods, Inc. Class A	16,717	317,957
		1,810,021
Household Products - 2.4%
Procter & Gamble Co.	32,946	2,207,382
Tobacco - 1.1%
Altria Group, Inc.	11,588	325,159
Lorillard, Inc.	1,700	195,976
Philip Morris International, Inc.	6,842	490,914
		1,012,049
TOTAL CONSUMER STAPLES		7,623,022
ENERGY - 12.8%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	1,611	119,101
Helmerich & Payne, Inc.	4,989	312,711
McDermott International, Inc. (a)	10,500	222,810
National Oilwell Varco, Inc.	10,202	740,461
Oceaneering International, Inc.	4,200	342,300
Oil States International, Inc. (a)	1,720	135,966
Schlumberger Ltd.	811	69,519
SEACOR Holdings, Inc.	600	59,802
		2,002,670
Oil, Gas & Consumable Fuels - 10.6%
Alpha Natural Resources, Inc. (a)(e)	1,200	65,748
Anadarko Petroleum Corp.	5,832	463,761
Apache Corp.	3,739	465,879
Arch Coal, Inc.	1,600	47,824
Chesapeake Energy Corp.	4,986	156,261
Chevron Corp.	26,396	2,769,203
ConocoPhillips	14,200	1,039,724
CVR Energy, Inc. (a)(e)	7,995	174,771
Devon Energy Corp.	5,056	425,058
Exxon Mobil Corp.	7,500	626,025
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Hess Corp.	3,292	$ 260,167
Marathon Oil Corp.	10,051	544,463
Murphy Oil Corp.	4,600	316,894
Noble Energy, Inc.	692	64,494
Occidental Petroleum Corp.	10,218	1,102,011
Peabody Energy Corp.	4,938	302,996
Pioneer Natural Resources Co. (e)	1,200	110,184
Spectra Energy Corp. (e)	3,514	96,951
Stone Energy Corp. (a)(e)	5,500	177,430
Valero Energy Corp.	16,500	453,750
Whiting Petroleum Corp. (a)(e)	2,000	134,200
		9,797,794
TOTAL ENERGY		11,800,464
FINANCIALS - 24.5%
Capital Markets - 2.5%
Ameriprise Financial, Inc.	7,500	459,225
Bank of New York Mellon Corp.	10,375	291,641
BlackRock, Inc. Class A	700	143,892
Goldman Sachs Group, Inc.	5,836	821,300
Morgan Stanley	9,735	235,198
Raymond James Financial, Inc.	2,400	85,776
State Street Corp. (e)	5,956	272,606
		2,309,638
Commercial Banks - 4.9%
BB&T Corp.	3,700	101,898
Commerce Bancshares, Inc.	5,400	231,012
East West Bancorp, Inc.	12,500	251,125
Fifth Third Bancorp	6,800	88,808
First Citizen Bancshares, Inc.	900	176,031
KeyCorp	33,500	283,745
M&T Bank Corp.	3,000	264,900
PNC Financial Services Group, Inc.	7,185	448,488
Prosperity Bancshares, Inc. (e)	3,000	131,250
Signature Bank, New York (a)(e)	2,400	136,608
SunTrust Banks, Inc.	5,500	154,715
U.S. Bancorp, Delaware	21,886	560,282
Wells Fargo & Co.	60,705	1,722,201
		4,551,063
Consumer Finance - 1.5%
Capital One Financial Corp.	9,413	511,502
Credit Acceptance Corp. (a)(e)	2,687	214,960
Discover Financial Services	20,271	483,261
SLM Corp.	8,500	144,840
		1,354,563

	Shares	Value
Diversified Financial Services - 6.4%
Bank of America Corp.	120,212	$ 1,412,491
Citigroup, Inc.	24,450	1,006,118
CME Group, Inc.	1,311	374,631
JPMorgan Chase & Co.	52,905	2,287,612
Moody's Corp.	13,010	519,229
The NASDAQ Stock Market, Inc. (a)(e)	10,700	273,064
		5,873,145
Insurance - 5.9%
ACE Ltd.	3,621	249,197
AFLAC, Inc.	681	32,545
Allied World Assurance Co. Holdings Ltd.	1,800	109,116
Allstate Corp.	2,600	81,588
Aon Corp.	995	51,889
Axis Capital Holdings Ltd.	4,160	137,030
Berkshire Hathaway, Inc. Class B (a)	21,300	1,684,191
CNO Financial Group, Inc. (a)	22,000	170,280
Endurance Specialty Holdings Ltd.	4,900	198,989
Hartford Financial Services Group, Inc.	4,800	127,920
Lincoln National Corp.	3,500	102,725
MetLife, Inc.	2,845	125,465
Montpelier Re Holdings Ltd. (e)	12,688	238,661
PartnerRe Ltd.	1,000	74,840
Principal Financial Group, Inc. (e)	3,900	121,953
Progressive Corp.	4,000	86,600
Protective Life Corp.	12,120	292,577
Prudential Financial, Inc.	7,095	452,519
Reinsurance Group of America, Inc.	5,000	317,650
Symetra Financial Corp.	17,000	228,140
The Chubb Corp.	1,793	117,603
The Travelers Companies, Inc.	3,532	219,267
Torchmark Corp.	1,829	121,263
Validus Holdings Ltd.	2,786	89,793
		5,431,801
Real Estate Investment Trusts - 3.1%
Annaly Capital Management, Inc.	4,462	80,896
Boston Properties, Inc. (e)	500	54,175
CBL & Associates Properties, Inc. (e)	12,000	230,880
Equity Residential (SBI)	1,750	108,203
HCP, Inc.	1,667	63,246
Highwoods Properties, Inc. (SBI)	4,000	144,320
MFA Financial, Inc.	21,000	173,040
Nationwide Health Properties, Inc. (e)	3,800	166,440
Public Storage	1,700	201,178
Rayonier, Inc.	5,100	338,589
Realty Income Corp.	6,800	238,952
Senior Housing Properties Trust (SBI)	9,900	239,085
Simon Property Group, Inc. (e)	2,095	247,336
Ventas, Inc.	4,700	265,080
Vornado Realty Trust (e)	1,800	177,084
Weyerhaeuser Co.	6,500	140,010
		2,868,514
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	1,200	$ 116,580
Thrifts & Mortgage Finance - 0.1%
First Niagara Financial Group, Inc.	880	12,496
New York Community Bancorp, Inc. (e)	6,000	97,200
		109,696
TOTAL FINANCIALS		22,615,000
HEALTH CARE - 14.0%
Biotechnology - 1.6%
Amgen, Inc. (a)	11,100	671,994
Biogen Idec, Inc. (a)	6,586	623,892
Myriad Genetics, Inc. (a)(e)	9,000	228,690
		1,524,576
Health Care Equipment & Supplies - 0.2%
The Cooper Companies, Inc.	1,100	82,401
Zimmer Holdings, Inc. (a)(e)	1,800	121,968
		204,369
Health Care Providers & Services - 3.3%
Aetna, Inc.	7,311	319,344
Cardinal Health, Inc.	7,202	327,115
CIGNA Corp.	6,000	299,340
Health Management Associates, Inc. Class A (a)(e)	9,171	104,549
Humana, Inc.	8,217	661,715
McKesson Corp.	1,600	136,976
UnitedHealth Group, Inc.	17,874	874,932
WellPoint, Inc.	3,863	301,971
		3,025,942
Life Sciences Tools & Services - 0.5%
Life Technologies Corp. (a)	2,042	106,123
Thermo Fisher Scientific, Inc. (a)	5,100	333,795
		439,918
Pharmaceuticals - 8.4%
Bristol-Myers Squibb Co.	28,850	829,726
Eli Lilly & Co. (e)	14,365	552,765
Endo Pharmaceuticals Holdings, Inc. (a)(e)	9,779	407,100
Forest Laboratories, Inc. (a)	12,137	437,175
Johnson & Johnson	27,925	1,879,073
Merck & Co., Inc.	37,227	1,368,092
Pfizer, Inc.	101,551	2,178,269
Warner Chilcott PLC	5,466	131,785
		7,783,985
TOTAL HEALTH CARE		12,978,790

	Shares	Value
INDUSTRIALS - 8.9%
Aerospace & Defense - 1.8%
General Dynamics Corp.	3,675	$ 272,759
ITT Corp.	1,500	86,430
L-3 Communications Holdings, Inc.	1,530	124,925
Lockheed Martin Corp.	3,000	233,700
Northrop Grumman Corp.	6,800	443,972
Raytheon Co.	8,226	414,426
Rockwell Collins, Inc.	1,000	61,130
		1,637,342
Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc. (a)(e)	4,823	305,248
United Parcel Service, Inc. Class B	1,139	83,705
		388,953
Airlines - 0.3%
Alaska Air Group, Inc. (a)	2,000	135,080
JetBlue Airways Corp. (a)	27,000	163,890
		298,970
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc. (a)	9,000	188,190
R.R. Donnelley & Sons Co.	10,380	221,509
Waste Management, Inc.	2,546	98,988
		508,687
Construction & Engineering - 0.7%
KBR, Inc.	12,000	447,840
URS Corp. (a)	5,100	224,706
		672,546
Electrical Equipment - 0.2%
Brady Corp. Class A	4,357	150,186
Industrial Conglomerates - 2.5%
General Electric Co.	106,816	2,097,866
Tyco International Ltd.	5,200	256,620
		2,354,486
Machinery - 0.9%
AGCO Corp. (a)	1,800	93,006
Eaton Corp.	2,800	144,676
Ingersoll-Rand Co. Ltd.	3,600	179,640
Oshkosh Truck Corp. (a)	5,013	138,860
Parker Hannifin Corp.	2,000	177,700
Timken Co.	2,599	134,160
		868,042
Road & Rail - 1.5%
AMERCO (a)	1,800	162,522
CSX Corp.	5,024	398,403
Norfolk Southern Corp.	3,764	275,939
Union Pacific Corp.	5,100	535,347
		1,372,211
TOTAL INDUSTRIALS		8,251,423
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 0.5%
EchoStar Holding Corp. Class A (a)	5,200	$ 175,188
Harris Corp.	3,770	186,389
Motorola Solutions, Inc.	2,221	106,319
		467,896
Computers & Peripherals - 0.2%
QLogic Corp. (a)(e)	7,400	119,732
Western Digital Corp. (a)	2,100	76,965
		196,697
Electronic Equipment & Components - 0.7%
Corning, Inc.	17,580	354,237
Vishay Intertechnology, Inc. (a)	22,387	355,282
		709,519
Internet Software & Services - 0.6%
AOL, Inc. (a)(e)	8,600	176,902
eBay, Inc. (a)	7,100	221,307
IAC/InterActiveCorp (a)	4,500	165,510
		563,719
IT Services - 1.1%
Accenture PLC Class A (e)	4,200	241,038
CACI International, Inc. Class A (a)(e)	5,500	351,065
Computer Sciences Corp.	1,329	53,014
Fidelity National Information Services, Inc.	3,200	102,976
Fiserv, Inc. (a)	1,200	77,424
International Business Machines Corp.	1,041	175,856
		1,001,373
Office Electronics - 0.2%
Xerox Corp.	5,273	53,837
Zebra Technologies Corp. Class A (a)	2,327	103,435
		157,272
Semiconductors & Semiconductor Equipment - 1.5%
Fairchild Semiconductor International, Inc. (a)	3,800	68,552
Intel Corp.	22,447	505,282
KLA-Tencor Corp.	3,000	129,300
Micron Technology, Inc. (a)(e)	27,500	280,500
Novellus Systems, Inc. (a)(e)	3,600	130,572
Texas Instruments, Inc.	8,400	296,520
		1,410,726
Software - 1.6%
Activision Blizzard, Inc.	8,000	95,920
CA, Inc.	2,300	53,820
Microsoft Corp.	32,500	812,825
Oracle Corp.	3,845	131,576
Symantec Corp. (a)	18,728	366,132
		1,460,273
TOTAL INFORMATION TECHNOLOGY		5,967,475

	Shares	Value
MATERIALS - 2.7%
Chemicals - 1.5%
Cabot Corp.	1,800	$ 76,014
Dow Chemical Co.	13,490	487,394
E.I. du Pont de Nemours & Co.	7,146	380,882
PPG Industries, Inc.	3,995	354,357
Rockwood Holdings, Inc. (a)	2,763	145,306
		1,443,953
Containers & Packaging - 0.2%
Ball Corp.	1,918	75,780
Rock-Tenn Co. Class A (e)	1,240	95,269
		171,049
Metals & Mining - 0.3%
Alcoa, Inc.	3,306	55,574
Freeport-McMoRan Copper & Gold, Inc.	2,854	147,381
Walter Energy, Inc.	400	49,820
		252,775
Paper & Forest Products - 0.7%
Domtar Corp.	4,228	433,285
International Paper Co.	2,500	78,050
MeadWestvaco Corp.	4,500	153,090
		664,425
TOTAL MATERIALS		2,532,202
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 4.3%
AT&T, Inc.	71,696	2,262,726
CenturyLink, Inc.	6,495	280,519
Verizon Communications, Inc.	38,245	1,412,388
		3,955,633
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	48,678	284,766
TOTAL TELECOMMUNICATION SERVICES		4,240,399
UTILITIES - 5.5%
Electric Utilities - 3.5%
American Electric Power Co., Inc.	5,770	220,414
Cleco Corp. (e)	5,300	185,977
DPL, Inc.	7,633	230,288
Duke Energy Corp. (e)	11,500	215,625
Edison International	608	23,931
Entergy Corp.	4,057	276,485
Exelon Corp.	7,864	329,108
FirstEnergy Corp.	2,100	93,702
NextEra Energy, Inc.	4,622	267,845
Northeast Utilities	2,747	96,804
Pinnacle West Capital Corp. (e)	4,783	216,479
Portland General Electric Co. (e)	13,070	339,428
PPL Corp.	13,439	378,845
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.	869	$ 41,382
Southern Co.	8,984	360,079
		3,276,392
Gas Utilities - 0.3%
Energen Corp.	4,030	250,948
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	8,100	104,976
Multi-Utilities - 1.6%
Ameren Corp.	4,522	134,349
Consolidated Edison, Inc.	3,582	190,061
Dominion Resources, Inc.	5,274	251,675
PG&E Corp.	3,719	161,330
Public Service Enterprise Group, Inc.	9,800	328,300
Sempra Energy (e)	6,400	353,088
Xcel Energy, Inc.	708	17,516
		1,436,319
TOTAL UTILITIES		5,068,635
TOTAL COMMON STOCKS (Cost $74,224,022)		88,804,485
Investment Companies - 0.1%

Ares Capital Corp. (e) (Cost $75,296)	4,500	75,690
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.2% 7/28/11 to 11/17/11 (f) (Cost $279,906)	$ 280,000	279,967
Money Market Funds - 13.1%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	2,914,419	$ 2,914,419
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(d)	9,180,306	9,180,306
TOTAL MONEY MARKET FUNDS (Cost $12,094,725)		12,094,725
TOTAL INVESTMENT PORTFOLIO - 109.5% (Cost $86,673,949)	101,254,867
NET OTHER ASSETS (LIABILITIES) - (9.5)%	(8,813,496)
NET ASSETS - 100%	$ 92,441,371
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
51 CME E-mini S&P 500 Index Contracts	June 2011	$ 3,426,945	$ 68,643
The face value of futures purchased as a percentage of net assets is 3.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $279,967.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 4,853
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,727,075	$ 7,727,075	$ -	$ -
Consumer Staples	7,623,022	7,623,022	-	-
Energy	11,800,464	11,800,464	-	-
Financials	22,615,000	22,615,000	-	-
Health Care	12,978,790	12,978,790	-	-
Industrials	8,251,423	8,251,423	-	-
Information Technology	5,967,475	5,967,475	-	-
Materials	2,532,202	2,532,202	-	-
Telecommunication Services	4,240,399	4,240,399	-	-
Utilities	5,068,635	5,068,635	-	-
Investment Companies	75,690	75,690	-	-
U.S. Government and Government Agency Obligations	279,967	-	279,967	-
Money Market Funds	12,094,725	12,094,725	-	-
Total Investments in Securities:	$ 101,254,867	$ 100,974,900	$ 279,967	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 68,643	$ 68,643	$ -	$ -
Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $87,018,393. Net unrealized appreciation aggregated $14,236,474, of which $16,610,141 related to appreciated investment securities and $2,373,667 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap
Enhanced Index Fund

May 31, 2011

1.870936.103

SCE-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (a)(e)	21,965	$ 253,915
Dana Holding Corp. (a)	38,196	692,112
Standard Motor Products, Inc.	13,663	206,311
Superior Industries International, Inc.	8,189	179,421
		1,331,759
Diversified Consumer Services - 0.7%
Bridgepoint Education, Inc. (a)	19,795	464,985
Mac-Gray Corp.	220	3,384
Sotheby's Class A (Ltd. Vtg.)	9,405	400,277
		868,646
Hotels, Restaurants & Leisure - 1.8%
AFC Enterprises, Inc. (a)	2,499	41,433
Ameristar Casinos, Inc.	27,233	611,653
Biglari Holdings, Inc. (a)	518	206,397
DineEquity, Inc. (a)	9,107	489,592
Domino's Pizza, Inc. (a)	26,896	670,248
Ruth's Hospitality Group, Inc. (a)	18,847	100,831
Shuffle Master, Inc. (a)	13,343	145,305
		2,265,459
Household Durables - 2.3%
American Greetings Corp. Class A	12,259	294,216
Blyth, Inc.	6,096	277,856
Helen of Troy Ltd. (a)	16,991	550,338
Hovnanian Enterprises, Inc. Class A (a)	12,580	33,211
iRobot Corp. (a)	13,119	440,798
Libbey, Inc. (a)	12,518	198,160
Lifetime Brands, Inc.	5,631	64,588
Tempur-Pedic International, Inc. (a)	9,041	588,027
Tupperware Brands Corp.	6,394	418,551
		2,865,745
Leisure Equipment & Products - 1.0%
Arctic Cat, Inc. (a)	14,924	214,159
Polaris Industries, Inc.	8,190	903,767
Steinway Musical Instruments, Inc. (a)	866	21,633
Sturm Ruger & Co., Inc.	6,465	142,359
		1,281,918
Media - 0.6%
Global Sources Ltd. (a)	51,847	599,870
Sinclair Broadcast Group, Inc. Class A	15,206	146,282
		746,152
Multiline Retail - 0.5%
Dillard's, Inc. Class A	10,924	613,820
Specialty Retail - 2.6%
Express, Inc.	25,487	538,285
Finish Line, Inc. Class A	19,341	446,003
Pier 1 Imports, Inc. (a)	28,568	340,531
Rent-A-Center, Inc.	16,247	527,378

	Shares	Value
Select Comfort Corp. (a)	26,126	$ 426,899
The Cato Corp. Class A (sub. vtg.)	21,328	580,548
Tractor Supply Co.	4,437	280,241
		3,139,885
Textiles, Apparel & Luxury Goods - 2.0%
Crocs, Inc. (a)	30,126	684,764
Deckers Outdoor Corp. (a)	265	24,142
Fossil, Inc. (a)	4,775	505,386
Iconix Brand Group, Inc. (a)	18,000	444,600
Maidenform Brands, Inc. (a)	8,969	270,236
Movado Group, Inc.	10,925	180,918
Warnaco Group, Inc. (a)	2,753	151,828
Wolverine World Wide, Inc.	4,614	180,500
		2,442,374
TOTAL CONSUMER DISCRETIONARY		15,555,758
CONSUMER STAPLES - 3.5%
Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	1,947	131,403
MGP Ingredients, Inc.	2,832	23,024
National Beverage Corp. (e)	4,253	60,180
		214,607
Food & Staples Retailing - 0.5%
PriceSmart, Inc.	14,090	657,299
Food Products - 1.9%
B&G Foods, Inc. Class A	34,454	638,777
Darling International, Inc. (a)	20,000	383,000
Fresh Del Monte Produce, Inc.	18,610	511,589
Seneca Foods Corp. Class A (a)	4,209	115,453
Smart Balance, Inc. (a)	38,616	212,002
TreeHouse Foods, Inc. (a)(e)	7,234	440,768
		2,301,589
Personal Products - 0.8%
Elizabeth Arden, Inc. (a)	12,968	398,507
Inter Parfums, Inc.	9,751	217,252
Nu Skin Enterprises, Inc. Class A	8,419	329,099
		944,858
Tobacco - 0.1%
Universal Corp.	3,775	159,192
TOTAL CONSUMER STAPLES		4,277,545
ENERGY - 7.9%
Energy Equipment & Services - 3.5%
Bristow Group, Inc.	8,606	395,446
Complete Production Services, Inc. (a)	18,440	612,024
Gulf Island Fabrication, Inc.	12,409	421,906
Hercules Offshore, Inc. (a)	73,082	456,763
ION Geophysical Corp. (a)	53,209	536,879
Newpark Resources, Inc. (a)	73,526	713,937
OYO Geospace Corp. (a)	6,064	550,611
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
RigNet, Inc.	13,399	$ 223,629
Tesco Corp. (a)(e)	17,430	355,049
		4,266,244
Oil, Gas & Consumable Fuels - 4.4%
Bill Barrett Corp. (a)	8,558	381,430
Brigham Exploration Co. (a)	1,178	36,683
Callon Petroleum Co. (a)	36,861	262,819
CAMAC Energy, Inc. (a)(e)	47,184	67,001
Cloud Peak Energy, Inc. (a)	21,936	465,921
Crosstex Energy, Inc.	24,540	277,057
CVR Energy, Inc. (a)	28,726	627,950
DHT Holdings, Inc.	16,185	64,740
Energy Partners Ltd. (a)	14,364	230,399
Petroquest Energy, Inc. (a)(e)	51,060	407,969
Rex American Resources Corp. (a)	6,140	102,599
Stone Energy Corp. (a)	21,899	706,462
Vaalco Energy, Inc. (a)	72,899	517,583
W&T Offshore, Inc. (e)	27,798	719,968
Warren Resources, Inc. (a)	31,805	122,449
Western Refining, Inc. (a)	25,000	435,750
		5,426,780
TOTAL ENERGY		9,693,024
FINANCIALS - 17.7%
Capital Markets - 1.7%
American Capital Ltd. (a)	88,278	873,952
Arlington Asset Investment Corp.	5,862	169,295
Artio Global Investors, Inc. Class A	9,673	135,325
Gleacher & Co., Inc. (a)	43,662	97,366
Medallion Financial Corp.	2,647	25,358
PennantPark Investment Corp.	4,405	54,754
Prospect Capital Corp. (e)	7,082	82,930
TICC Capital Corp.	33,250	340,813
Triangle Capital Corp.	16,085	308,671
		2,088,464
Commercial Banks - 3.8%
Alliance Financial Corp. (e)	2,608	75,397
American National Bankshares, Inc.	3,303	66,555
BancFirst Corp.	1,979	79,101
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	29,205	527,442
Bank of Marin Bancorp	2,098	76,661
Bank of the Ozarks, Inc.	11,675	567,522
Citizens & Northern Corp.	4,631	65,899
Community Bank System, Inc.	15,113	379,034
Community Trust Bancorp, Inc.	593	16,296
Eagle Bancorp, Inc., Maryland (a)	5,939	75,247
Financial Institutions, Inc.	1,832	29,917
First Financial Bankshares, Inc. (e)	738	39,011

	Shares	Value
First Merchants Corp.	6,347	$ 53,632
Independent Bank Corp., Massachusetts	1,645	48,758
Lakeland Bancorp, Inc.	3,600	37,296
MainSource Financial Group, Inc.	3,635	27,990
Merchants Bancshares, Inc.	13,253	335,433
NBT Bancorp, Inc.	1,583	34,810
Orrstown Financial Services, Inc.	1,169	30,534
Prosperity Bancshares, Inc.	15,894	695,363
Renasant Corp.	5,952	89,101
Republic Bancorp, Inc., Kentucky Class A	16,658	340,823
SCBT Financial Corp.	3,017	94,070
Signature Bank, New York (a)	3,690	210,035
Southside Bancshares, Inc.	6,386	128,742
Trustmark Corp.	6	143
UMB Financial Corp.	4,689	199,986
Washington Banking Co., Oak Harbor	1,959	25,996
Washington Trust Bancorp, Inc.	6,192	145,140
WesBanco, Inc.	9,414	186,491
		4,682,425
Consumer Finance - 1.9%
Credit Acceptance Corp. (a)	3,273	261,840
EZCORP, Inc. (non-vtg.) Class A (a)	21,822	715,543
First Cash Financial Services, Inc. (a)	10,243	427,645
Nelnet, Inc. Class A	21,143	464,935
World Acceptance Corp. (a)(e)	7,877	525,238
		2,395,201
Diversified Financial Services - 0.5%
Encore Capital Group, Inc. (a)	10,028	331,827
MarketAxess Holdings, Inc.	5,281	126,533
NewStar Financial, Inc. (a)	19,591	191,404
		649,764
Insurance - 1.2%
Amtrust Financial Services, Inc.	13,467	306,105
Aspen Insurance Holdings Ltd.	2,426	65,162
FBL Financial Group, Inc. Class A	19,660	624,598
Flagstone Reinsurance Holdings Ltd.	33,710	294,625
Horace Mann Educators Corp.	8,122	132,551
Maiden Holdings Ltd.	7,900	74,260
		1,497,301
Real Estate Investment Trusts - 7.8%
Alexanders, Inc.	1,101	431,834
American Capital Agency Corp.	2,277	69,152
Anworth Mortgage Asset Corp.	76,173	552,254
Capstead Mortgage Corp.	50,236	666,632
CBL & Associates Properties, Inc. (e)	41,219	793,054
Colonial Properties Trust (SBI)	6,827	144,050
Dynex Capital, Inc.	57,751	572,890
Extra Space Storage, Inc.	15,113	328,859
Hatteras Financial Corp.	1,455	42,501
Highwoods Properties, Inc. (SBI)	18,503	667,588
Home Properties, Inc.	758	46,920
LTC Properties, Inc.	19,228	567,611
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
MFA Financial, Inc.	87,533	$ 721,272
Mid-America Apartment Communities, Inc.	4,915	336,923
Mission West Properties, Inc.	13,202	108,917
National Health Investors, Inc.	5,324	250,867
Nationwide Health Properties, Inc.	9,407	412,027
Newcastle Investment Corp. (a)	75,895	415,905
NorthStar Realty Finance Corp. (e)	16,657	72,958
Omega Healthcare Investors, Inc.	19,186	408,470
Parkway Properties, Inc.	1,952	35,839
Pennymac Mortgage Investment Trust	18,938	323,272
PS Business Parks, Inc.	11,010	632,965
Sabra Health Care REIT, Inc.	4,599	80,069
Saul Centers, Inc.	6,438	257,005
Universal Health Realty Income Trust (SBI)	3,367	145,825
Urstadt Biddle Properties, Inc. Class A	9,000	172,440
Winthrop Realty Trust	28,490	349,572
		9,607,671
Thrifts & Mortgage Finance - 0.8%
BofI Holding, Inc. (a)(e)	29,870	452,232
Dime Community Bancshares, Inc.	19,380	271,708
Flushing Financial Corp.	12,740	170,971
Kaiser Federal Financial Group, Inc.	4,728	58,816
NASB Financial, Inc. (a)	705	8,749
		962,476
TOTAL FINANCIALS		21,883,302
HEALTH CARE - 11.7%
Biotechnology - 2.1%
Cubist Pharmaceuticals, Inc. (a)	7,478	288,127
Enzon Pharmaceuticals, Inc. (a)(e)	31,889	334,516
Inovio Pharmaceuticals, Inc. (a)(e)	28,906	22,307
InterMune, Inc. (a)	735	27,342
Nabi Biopharmaceuticals (a)	61,004	335,522
Neurocrine Biosciences, Inc. (a)	22,691	187,201
ONYX Pharmaceuticals, Inc. (a)	1,659	70,425
Osiris Therapeutics, Inc. (a)(e)	12,217	90,772
PDL BioPharma, Inc.	74,924	497,495
Pharmasset, Inc. (a)	1,258	128,568
SciClone Pharmaceuticals, Inc. (a)	38,516	224,548
SuperGen, Inc. (a)	91,630	300,546
Theravance, Inc. (a)	541	14,136
		2,521,505
Health Care Equipment & Supplies - 3.6%
American Medical Systems Holdings, Inc. (a)	26,193	784,218
ArthroCare Corp. (a)	16,802	575,469
Cantel Medical Corp.	10,993	260,644
Greatbatch, Inc. (a)	18,169	525,993

	Shares	Value
Haemonetics Corp. (a)	1,724	$ 116,594
Invacare Corp.	20,430	686,039
Kensey Nash Corp. (a)	11,258	296,198
Orthofix International NV (a)	4,587	187,287
RTI Biologics, Inc. (a)	11,125	33,931
Sirona Dental Systems, Inc. (a)	12,233	661,316
Thoratec Corp. (a)	3,360	116,827
TomoTherapy, Inc. (a)	5,703	24,979
Young Innovations, Inc.	7,461	213,310
		4,482,805
Health Care Providers & Services - 5.1%
Amedisys, Inc. (a)(e)	6,093	190,711
American Dental Partners, Inc. (a)	17,965	238,935
AMERIGROUP Corp. (a)	13,663	968,843
AmSurg Corp. (a)	7,381	191,242
Centene Corp. (a)	10,000	348,000
Chemed Corp.	10,551	712,931
Chindex International, Inc. (a)(e)	10,987	164,695
Continucare Corp. (a)	21,370	100,653
Five Star Quality Care, Inc. (a)	17,235	133,054
Gentiva Health Services, Inc. (a)	6,288	153,930
Hanger Orthopedic Group, Inc. (a)	7,728	194,359
HealthSouth Corp. (a)	7,644	214,567
Magellan Health Services, Inc. (a)(e)	14,203	751,907
National Healthcare Corp.	3,234	154,132
Owens & Minor, Inc.	7,724	267,250
PharMerica Corp. (a)	7,035	86,812
Providence Service Corp. (a)	8,990	122,264
RehabCare Group, Inc. (a)	14,988	563,249
Select Medical Holdings Corp. (a)	18,741	178,040
Sun Healthcare Group, Inc. (a)	13,127	130,876
U.S. Physical Therapy, Inc.	966	24,865
Wellcare Health Plans, Inc. (a)	8,000	394,000
		6,285,315
Life Sciences Tools & Services - 0.0%
Affymetrix, Inc. (a)	6,100	37,149
Pharmaceuticals - 0.9%
Cornerstone Therapeutics, Inc. (a)	6,486	51,499
Medicis Pharmaceutical Corp. Class A	8,488	318,045
Par Pharmaceutical Companies, Inc. (a)	3,297	113,285
Salix Pharmaceuticals Ltd. (a)	914	36,587
ViroPharma, Inc. (a)	30,642	592,923
		1,112,339
TOTAL HEALTH CARE		14,439,113
INDUSTRIALS - 12.6%
Aerospace & Defense - 2.6%
AAR Corp.	11,274	297,521
American Science & Engineering, Inc.	776	67,147
Ceradyne, Inc. (a)	14,476	647,946
Cubic Corp.	6,179	316,612
Curtiss-Wright Corp.	17,739	605,077
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Esterline Technologies Corp. (a)	10,859	$ 821,158
LMI Aerospace, Inc. (a)	1,989	42,445
Moog, Inc. Class A (a)	9,803	402,413
		3,200,319
Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	10,168	643,533
Park-Ohio Holdings Corp. (a)	4,124	87,676
		731,209
Airlines - 0.6%
Alaska Air Group, Inc. (a)	10,768	727,271
Building Products - 0.5%
Gibraltar Industries, Inc. (a)	9,918	129,529
Quanex Building Products Corp.	23,624	468,700
		598,229
Commercial Services & Supplies - 1.1%
Cenveo, Inc. (a)	19,646	127,306
Consolidated Graphics, Inc. (a)	6,820	376,396
G&K Services, Inc. Class A	11,783	372,696
Multi-Color Corp.	3,614	81,713
Tetra Tech, Inc. (a)	10,152	246,998
The Brink's Co.	5,299	157,645
		1,362,754
Construction & Engineering - 1.3%
EMCOR Group, Inc. (a)	14,022	425,848
Great Lakes Dredge & Dock Corp.	66,286	402,356
MasTec, Inc. (a)	31,932	672,169
Pike Electric Corp. (a)	4,593	40,924
Sterling Construction Co., Inc. (a)	7,650	101,898
		1,643,195
Electrical Equipment - 1.9%
Belden, Inc.	7,446	267,609
Brady Corp. Class A	20,539	707,979
Franklin Electric Co., Inc.	14,831	659,980
Lihua International, Inc. (a)	5,665	42,261
Polypore International, Inc. (a)	4,626	303,234
Regal-Beloit Corp.	5,993	413,517
		2,394,580
Industrial Conglomerates - 0.0%
Tredegar Corp.	1,411	27,359
Machinery - 2.6%
Albany International Corp. Class A	7,655	211,278
Astec Industries, Inc. (a)	4,714	176,869
Briggs & Stratton Corp.	17,217	358,974
Colfax Corp. (a)	20,018	451,006
Kadant, Inc. (a)	22,577	664,215
L.B. Foster Co. Class A	3,193	115,778
Nordson Corp.	14,116	734,314

	Shares	Value
Tennant Co.	7,820	$ 302,087
Twin Disc, Inc.	5,146	171,671
		3,186,192
Professional Services - 0.5%
CBIZ, Inc. (a)(e)	20,881	159,740
GP Strategies Corp. (a)	6,404	88,759
Insperity, Inc.	4,698	147,799
Kelly Services, Inc. Class A (non-vtg.) (a)	12,649	223,002
SFN Group, Inc. (a)	1,198	12,447
		631,747
Road & Rail - 0.5%
AMERCO (a)	6,737	608,284
Trading Companies & Distributors - 0.4%
Applied Industrial Technologies, Inc.	11,556	411,625
DXP Enterprises, Inc. (a)	1,962	50,816
		462,441
TOTAL INDUSTRIALS		15,573,580
INFORMATION TECHNOLOGY - 20.2%
Communications Equipment - 1.2%
Acme Packet, Inc. (a)	576	43,597
Anaren, Inc. (a)	26,985	461,444
Black Box Corp.	2,054	67,700
DG FastChannel, Inc. (a)	13,751	486,510
Plantronics, Inc.	7,720	282,398
Riverbed Technology, Inc. (a)	4,735	179,551
		1,521,200
Computers & Peripherals - 0.7%
Cray, Inc. (a)	12,530	80,192
Hutchinson Technology, Inc. (a)(e)	41,293	103,233
Synaptics, Inc. (a)(e)	22,071	619,092
		802,517
Electronic Equipment & Components - 4.1%
Anixter International, Inc.	4,733	320,377
Brightpoint, Inc. (a)	9,001	81,369
Coherent, Inc. (a)	9,634	540,467
Insight Enterprises, Inc. (a)	17,839	299,160
Littelfuse, Inc.	11,722	703,320
Measurement Specialties, Inc. (a)	14,242	544,757
MTS Systems Corp.	2,585	105,933
Multi-Fineline Electronix, Inc. (a)	11,964	253,517
Newport Corp. (a)	32,107	584,026
OSI Systems, Inc. (a)	6,671	266,707
Power-One, Inc. (a)(e)	53,813	451,491
Pulse Electronics Corp. (e)	66,682	328,075
Rogers Corp. (a)	9,048	424,623
Tessco Technologies, Inc.	2,961	33,844
TTM Technologies, Inc. (a)	240	3,974
X-Rite, Inc. (a)	8,933	42,789
		4,984,429
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.1%
InfoSpace, Inc. (a)	24,223	$ 225,274
j2 Global Communications, Inc. (a)	8,179	237,109
Liquidity Services, Inc. (a)	6,184	129,617
Rackspace Hosting, Inc. (a)	1,935	85,140
ValueClick, Inc. (a)	38,611	696,929
		1,374,069
IT Services - 2.9%
CACI International, Inc. Class A (a)	9,430	601,917
CSG Systems International, Inc. (a)	8,355	159,497
Euronet Worldwide, Inc. (a)	9,201	159,085
Jack Henry & Associates, Inc.	9,923	309,995
Maximus, Inc.	7,467	625,735
SRA International, Inc. Class A (a)	11,043	341,781
Teletech Holdings, Inc. (a)	30,326	548,901
Unisys Corp. (a)	2,273	63,530
VeriFone Systems, Inc. (a)	16,016	770,850
		3,581,291
Semiconductors & Semiconductor Equipment - 4.5%
ATMI, Inc. (a)	3,372	64,709
Cabot Microelectronics Corp. (a)	12,360	621,090
Diodes, Inc. (a)	6,333	184,924
DSP Group, Inc. (a)	4,657	38,467
Entegris, Inc. (a)	72,018	661,125
GT Solar International, Inc. (a)(e)	52,687	672,286
Kulicke & Soffa Industries, Inc. (a)	41,466	503,812
Lattice Semiconductor Corp. (a)(e)	86,735	571,584
LTX-Credence Corp. (a)	55,951	531,535
Nanometrics, Inc. (a)	5,764	90,898
Omnivision Technologies, Inc. (a)	6,596	232,905
RF Micro Devices, Inc. (a)	78,388	493,844
Tessera Technologies, Inc. (a)	2,398	41,485
Veeco Instruments, Inc. (a)(e)	14,460	832,751
		5,541,415
Software - 5.7%
ACI Worldwide, Inc. (a)	17,645	571,169
AsiaInfo Holdings, Inc. (a)(e)	6,220	111,525
ebix.com, Inc. (a)	19,787	391,783
Fair Isaac Corp.	22,941	671,024
Lawson Software, Inc. (a)	17,305	192,605
Manhattan Associates, Inc. (a)	18,456	663,493
Monotype Imaging Holdings, Inc. (a)	43,624	621,642
NetScout Systems, Inc. (a)	4,182	97,022
Opnet Technologies, Inc.	11,270	441,446
Progress Software Corp. (a)	22,032	596,406
QAD, Inc.:
Class A	10,828	116,942
Class B	3,690	38,228
Quest Software, Inc. (a)	16,992	385,633
Renaissance Learning, Inc.	5,670	66,169

	Shares	Value
Take-Two Interactive Software, Inc. (a)(e)	42,137	$ 690,625
TeleCommunication Systems, Inc. Class A (a)	25,560	127,544
TeleNav, Inc.	16,232	265,231
TIBCO Software, Inc. (a)	35,853	1,007,109
		7,055,596
TOTAL INFORMATION TECHNOLOGY		24,860,517
MATERIALS - 6.8%
Chemicals - 3.0%
Ferro Corp. (a)	16,685	218,574
Georgia Gulf Corp. (a)	19,479	552,035
OM Group, Inc. (a)	10,873	405,345
Rockwood Holdings, Inc. (a)	15,643	822,665
Senomyx, Inc. (a)(e)	25,088	160,563
Sensient Technologies Corp.	3,614	137,513
ShengdaTech, Inc. (a)(e)	32,867	105,306
TPC Group, Inc. (a)	11,510	418,734
W.R. Grace & Co. (a)	14,185	663,716
Westlake Chemical Corp.	4,562	255,928
		3,740,379
Containers & Packaging - 1.1%
Graphic Packaging Holding Co. (a)	89,466	490,274
Myers Industries, Inc.	6,883	72,065
Rock-Tenn Co. Class A (e)	4,785	367,632
Silgan Holdings, Inc.	9,419	422,819
		1,352,790
Metals & Mining - 0.9%
Coeur d'Alene Mines Corp. (a)	5,664	156,156
Golden Star Resources Ltd. (a)	19,148	50,787
Hecla Mining Co. (a)	78,117	663,213
Noranda Aluminium Holding Corp. (a)	15,298	226,716
		1,096,872
Paper & Forest Products - 1.8%
Buckeye Technologies, Inc.	24,119	614,311
Domtar Corp.	5,713	585,468
Glatfelter	29,552	455,396
Kapstone Paper & Packaging Corp. (a)	32,066	527,486
Schweitzer-Mauduit International, Inc.	1,143	60,213
		2,242,874
TOTAL MATERIALS		8,432,915
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Consolidated Communications Holdings, Inc.	10,748	205,717
Vonage Holdings Corp. (a)	137,854	657,564
		863,281
Common Stocks - continued
	Shares	Value
UTILITIES - 2.5%
Electric Utilities - 1.6%
Cleco Corp.	19,099	$ 670,184
El Paso Electric Co.	19,249	599,414
IDACORP, Inc.	970	38,189
Portland General Electric Co.	26,299	682,985
		1,990,772
Gas Utilities - 0.4%
Chesapeake Utilities Corp.	7,803	315,553
Piedmont Natural Gas Co., Inc. (e)	1,164	36,631
Southwest Gas Corp.	4,389	171,434
		523,618
Multi-Utilities - 0.5%
Avista Corp.	4,723	117,744
NorthWestern Energy Corp.	14,198	469,528
		587,272
TOTAL UTILITIES		3,101,662
TOTAL COMMON STOCKS (Cost $95,243,407)		118,680,697
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.18% to 0.19% 6/23/11 to 7/28/11 (f) (Cost $469,881)	$ 470,000	469,983
Money Market Funds - 10.6%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	4,070,091	4,070,091
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(d)	8,935,688	8,935,688
TOTAL MONEY MARKET FUNDS (Cost $13,005,779)		13,005,779
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $108,719,067)	132,156,459
NET OTHER ASSETS (LIABILITIES) - (7.2)%	(8,832,012)
NET ASSETS - 100%	$ 123,324,447
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
57 NYFE Russell Mini Index Contracts	June 2011	$ 4,832,460	$ 229,578

The face value of futures purchased as a percentage of net assets is 3.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $419,985.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 15,351
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 15,555,758	$ 15,555,758	$ -	$ -
Consumer Staples	4,277,545	4,277,545	-	-
Energy	9,693,024	9,693,024	-	-
Financials	21,883,302	21,883,302	-	-
Health Care	14,439,113	14,439,113	-	-
Industrials	15,573,580	15,573,580	-	-
Information Technology	24,860,517	24,860,517	-	-
Materials	8,432,915	8,327,609	-	105,306
Telecommunication Services	863,281	863,281	-	-
Utilities	3,101,662	3,101,662	-	-
U.S. Government and Government Agency Obligations	469,983	-	469,983	-
Money Market Funds	13,005,779	13,005,779	-	-
Total Investments in Securities:	$ 132,156,459	$ 131,581,170	$ 469,983	$ 105,306
Derivative Instruments:
Assets
Futures Contracts	$ 229,578	$ 229,578	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(31,092)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	136,398
Transfers out of Level 3	-
Ending Balance	$ 105,306
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ (31,092)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $108,771,059. Net unrealized appreciation aggregated $23,385,400, of which $25,553,614 related to appreciated investment securities and $2,168,214 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap
Enhanced Index Fund

May 31, 2011

1.870938.103

MCE-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 15.9%
Auto Components - 0.9%
Autoliv, Inc.	4,050	$ 311,769
TRW Automotive Holdings Corp. (a)	7,097	403,606
		715,375
Automobiles - 0.3%
Ford Motor Co. (a)	14,590	217,683
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	8,270	339,980
ITT Educational Services, Inc. (a)(e)	1,326	91,202
		431,182
Hotels, Restaurants & Leisure - 1.7%
Brinker International, Inc.	12,640	325,859
Panera Bread Co. Class A (a)	1,300	162,539
Starwood Hotels & Resorts Worldwide, Inc.	118	7,196
Wyndham Worldwide Corp.	8,845	307,894
Wynn Resorts Ltd.	3,281	480,732
		1,284,220
Household Durables - 1.5%
Garmin Ltd.	9,633	328,293
Jarden Corp.	2,113	74,040
Leggett & Platt, Inc.	12,660	327,008
Stanley Black & Decker, Inc.	215	15,884
Tupperware Brands Corp.	6,896	451,412
		1,196,637
Internet & Catalog Retail - 1.1%
Expedia, Inc.	5,691	159,405
Liberty Media Corp. Interactive Series A (a)	24,163	440,008
Priceline.com, Inc. (a)	434	223,592
		823,005
Leisure Equipment & Products - 0.3%
Mattel, Inc.	7,581	200,100
Polaris Industries, Inc.	332	36,636
		236,736
Media - 3.6%
CBS Corp. Class B	25,805	721,246
Discovery Communications, Inc. (a)	662	28,837
DISH Network Corp. Class A (a)	12,303	372,535
Interpublic Group of Companies, Inc.	33,457	399,142
John Wiley & Sons, Inc. Class A	6,020	319,060
McGraw-Hill Companies, Inc.	11,643	494,478
Virgin Media, Inc.	14,012	457,071
		2,792,369
Multiline Retail - 1.3%
Dollar Tree, Inc. (a)	6,370	406,024
Macy's, Inc.	20,166	582,394
Nordstrom, Inc.	185	8,664
		997,082

	Shares	Value
Specialty Retail - 3.2%
AutoZone, Inc. (a)	1,580	$ 464,520
Bed Bath & Beyond, Inc. (a)	1,227	66,123
Limited Brands, Inc.	13,853	553,566
PetSmart, Inc.	7,823	354,382
Ross Stores, Inc.	4,000	327,840
Signet Jewelers Ltd. (a)	7,596	349,492
TJX Companies, Inc.	6,596	349,720
		2,465,643
Textiles, Apparel & Luxury Goods - 1.5%
Coach, Inc.	9,637	613,491
VF Corp.	5,248	523,068
		1,136,559
TOTAL CONSUMER DISCRETIONARY		12,296,491
CONSUMER STAPLES - 7.8%
Beverages - 2.0%
Brown-Forman Corp. Class B (non-vtg.) (e)	5,647	409,295
Coca-Cola Enterprises, Inc.	12,126	350,320
Constellation Brands, Inc. Class A (sub. vtg.) (a)	15,154	332,782
Dr Pepper Snapple Group, Inc.	10,122	417,026
		1,509,423
Food & Staples Retailing - 0.6%
Safeway, Inc.	17,454	431,114
Food Products - 3.4%
Bunge Ltd.	3,000	223,350
Corn Products International, Inc.	5,960	338,111
H.J. Heinz Co.	5,180	284,486
Hershey Co.	7,476	416,637
Mead Johnson Nutrition Co. Class A	773	52,402
Sara Lee Corp.	9,677	189,185
Smithfield Foods, Inc. (a)	13,711	287,245
The J.M. Smucker Co.	5,685	450,707
Tyson Foods, Inc. Class A	18,992	361,228
		2,603,351
Household Products - 0.3%
Energizer Holdings, Inc. (a)	3,400	261,970
Personal Products - 0.7%
Avon Products, Inc.	1,245	36,989
Herbalife Ltd.	9,071	510,516
		547,505
Tobacco - 0.8%
Lorillard, Inc.	5,717	659,056
TOTAL CONSUMER STAPLES		6,012,419
ENERGY - 7.3%
Energy Equipment & Services - 2.6%
Cameron International Corp. (a)	312	14,870
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Core Laboratories NV	3,613	$ 371,019
Diamond Offshore Drilling, Inc. (e)	4,545	334,830
Dresser-Rand Group, Inc. (a)	6,768	355,861
FMC Technologies, Inc. (a)	136	6,070
Helmerich & Payne, Inc.	6,321	396,200
Oceaneering International, Inc.	4,848	395,112
Schlumberger Ltd.	515	44,146
Weatherford International Ltd. (a)	3,384	66,902
		1,985,010
Oil, Gas & Consumable Fuels - 4.7%
Alpha Natural Resources, Inc. (a)	5,531	303,043
Arch Coal, Inc.	898	26,841
CONSOL Energy, Inc.	424	21,738
El Paso Corp.	4,341	91,378
Frontier Oil Corp.	10,589	316,188
Holly Corp.	5,691	354,606
Murphy Oil Corp.	7,604	523,840
Noble Energy, Inc.	3,385	315,482
Peabody Energy Corp.	7,522	461,550
Pioneer Natural Resources Co.	260	23,873
Spectra Energy Corp.	4,243	117,064
Stone Energy Corp. (a)	2,478	79,940
Tesoro Corp. (a)	13,378	326,423
Valero Energy Corp.	22,644	622,710
W&T Offshore, Inc. (e)	3,000	77,700
		3,662,376
TOTAL ENERGY		5,647,386
FINANCIALS - 15.9%
Capital Markets - 1.6%
American Capital Ltd. (a)	20,867	206,583
Ameriprise Financial, Inc.	8,598	526,456
Invesco Ltd.	860	21,216
Raymond James Financial, Inc.	1,783	63,724
T. Rowe Price Group, Inc.	1,454	92,038
Waddell & Reed Financial, Inc. Class A	8,067	311,386
		1,221,403
Commercial Banks - 2.7%
BOK Financial Corp.	1,789	94,835
East West Bancorp, Inc.	15,199	305,348
Fifth Third Bancorp	2,932	38,292
First Citizen Bancshares, Inc.	500	97,795
KeyCorp	45,845	388,307
M&T Bank Corp.	5,523	487,681
Signature Bank, New York (a)	2,389	135,982
SunTrust Banks, Inc.	17,881	502,993
		2,051,233
Consumer Finance - 1.7%
Credit Acceptance Corp. (a)	4,426	354,080

	Shares	Value
Discover Financial Services	22,051	$ 525,696
SLM Corp.	24,000	408,960
		1,288,736
Diversified Financial Services - 1.2%
Moody's Corp.	12,213	487,421
NYSE Euronext	4,053	147,570
The NASDAQ Stock Market, Inc. (a)(e)	12,171	310,604
		945,595
Insurance - 2.9%
American International Group, Inc. (a)(e)	10,924	311,334
American International Group, Inc. warrants 1/19/21 (a)	589	5,360
Aon Corp.	1,922	100,232
Arch Capital Group Ltd. (a)	9,993	337,064
Hartford Financial Services Group, Inc.	17,448	464,989
Lincoln National Corp.	12,794	375,504
Marsh & McLennan Companies, Inc.	2,998	91,949
PartnerRe Ltd.	2,462	184,256
Progressive Corp.	2,546	55,121
Reinsurance Group of America, Inc.	5,481	348,208
		2,274,017
Real Estate Investment Trusts - 5.2%
Alexanders, Inc.	160	62,755
Annaly Capital Management, Inc.	28,022	508,039
Boston Properties, Inc.	637	69,019
Digital Realty Trust, Inc.	454	28,316
Equity Lifestyle Properties, Inc.	3,400	199,750
Equity Residential (SBI)	1,852	114,509
HCP, Inc.	1,983	75,235
Host Hotels & Resorts, Inc.	1,226	21,553
Liberty Property Trust (SBI)	1,200	43,272
MFA Financial, Inc.	27,044	222,843
Public Storage	3,213	380,226
Rayonier, Inc.	6,979	463,336
Realty Income Corp.	9,725	341,737
SL Green Realty Corp.	4,386	394,784
Ventas, Inc.	8,780	495,192
Vornado Realty Trust	5,729	563,619
Weyerhaeuser Co.	1,288	27,744
		4,011,929
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	16,827	444,738
TOTAL FINANCIALS		12,237,651
HEALTH CARE - 11.2%
Biotechnology - 0.8%
Biogen Idec, Inc. (a)	3,086	292,337
Myriad Genetics, Inc. (a)	11,893	302,201
United Therapeutics Corp. (a)	777	50,171
Vertex Pharmaceuticals, Inc. (a)	260	14,037
		658,746
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.6%
C. R. Bard, Inc.	78	$ 8,719
Intuitive Surgical, Inc. (a)	118	41,182
Kinetic Concepts, Inc. (a)	2,640	156,658
Varian Medical Systems, Inc. (a)	3,797	256,449
		463,008
Health Care Providers & Services - 2.9%
AMERIGROUP Corp. (a)	3,815	270,522
AmerisourceBergen Corp.	8,839	364,344
CIGNA Corp.	10,165	507,132
Humana, Inc.	7,689	619,195
Laboratory Corp. of America Holdings (a)	1,590	160,320
Quest Diagnostics, Inc.	4,809	280,942
		2,202,455
Life Sciences Tools & Services - 4.0%
Agilent Technologies, Inc. (a)	13,520	674,242
Bio-Rad Laboratories, Inc. Class A (a)	2,742	341,187
Life Technologies Corp. (a)	8,650	449,541
Mettler-Toledo International, Inc. (a)	2,409	403,194
PerkinElmer, Inc.	11,944	330,729
Pharmaceutical Product Development, Inc.	10,323	297,819
Techne Corp.	1,000	81,500
Waters Corp. (a)	4,771	470,230
		3,048,442
Pharmaceuticals - 2.9%
Endo Pharmaceuticals Holdings, Inc. (a)	6,500	270,595
Forest Laboratories, Inc. (a)	12,211	439,840
Mylan, Inc. (a)	17,542	413,026
Perrigo Co.	3,964	339,160
ViroPharma, Inc. (a)	6,828	132,122
Warner Chilcott PLC	9,635	232,300
Watson Pharmaceuticals, Inc. (a)	6,469	416,280
		2,243,323
TOTAL HEALTH CARE		8,615,974
INDUSTRIALS - 11.8%
Aerospace & Defense - 0.9%
Goodrich Corp.	148	12,919
L-3 Communications Holdings, Inc.	6,372	520,274
Rockwell Collins, Inc.	3,209	196,166
		729,359
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	552	44,281
Expeditors International of Washington, Inc.	8,677	458,319
		502,600

	Shares	Value
Airlines - 0.9%
Alaska Air Group, Inc. (a)	5,050	$ 341,077
Delta Air Lines, Inc. (a)	37,593	378,937
		720,014
Commercial Services & Supplies - 0.6%
Avery Dennison Corp.	6,791	287,531
R.R. Donnelley & Sons Co.	9,174	195,773
		483,304
Construction & Engineering - 1.9%
Chicago Bridge & Iron Co. NV unit	8,000	304,480
Fluor Corp.	6,977	480,925
KBR, Inc.	12,574	469,262
URS Corp. (a)	3,977	175,227
		1,429,894
Electrical Equipment - 0.7%
Cooper Industries PLC Class A	3,467	217,901
Hubbell, Inc. Class B	3,280	217,005
Rockwell Automation, Inc.	563	46,791
Roper Industries, Inc.	870	72,619
		554,316
Machinery - 5.2%
AGCO Corp. (a)	5,918	305,783
Cummins, Inc.	4,197	441,692
Dover Corp.	9,046	608,163
Eaton Corp.	9,234	477,121
Ingersoll-Rand Co. Ltd.	1,818	90,718
Joy Global, Inc.	3,817	342,194
Pall Corp.	6,517	365,604
Parker Hannifin Corp.	6,734	598,316
SPX Corp.	1,000	82,910
Timken Co.	6,069	313,282
Toro Co.	5,593	357,281
		3,983,064
Professional Services - 0.3%
Dun & Bradstreet Corp.	3,105	249,052
Road & Rail - 0.4%
AMERCO (a)	3,409	307,799
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	885	133,697
TOTAL INDUSTRIALS		9,093,099
INFORMATION TECHNOLOGY - 14.2%
Computers & Peripherals - 1.9%
NetApp, Inc. (a)	11,368	622,625
SanDisk Corp. (a)	9,507	451,773
Western Digital Corp. (a)	10,973	402,160
		1,476,558
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.7%
AVX Corp.	13,500	$ 212,355
Vishay Intertechnology, Inc. (a)	20,443	324,430
		536,785
Internet Software & Services - 0.2%
IAC/InterActiveCorp (a)	3,553	130,679
IT Services - 4.3%
Alliance Data Systems Corp. (a)	3,780	355,055
Amdocs Ltd. (a)	13,256	403,513
Computer Sciences Corp.	4,655	185,688
DST Systems, Inc.	5,619	282,467
Fidelity National Information Services, Inc.	14,615	470,311
Fiserv, Inc. (a)	7,920	510,998
Global Payments, Inc.	6,861	356,498
Teradata Corp. (a)	3,001	167,426
The Western Union Co.	28,683	589,722
		3,321,678
Office Electronics - 0.3%
Xerox Corp.	6,537	66,743
Zebra Technologies Corp. Class A (a)	4,208	187,046
		253,789
Semiconductors & Semiconductor Equipment - 3.7%
Altera Corp.	11,859	570,299
Analog Devices, Inc.	14,285	588,113
Fairchild Semiconductor International, Inc. (a)	18,597	335,490
Lam Research Corp. (a)	7,697	361,721
Linear Technology Corp.	6,220	215,150
Microchip Technology, Inc. (e)	8,660	342,330
Micron Technology, Inc. (a)	38,372	391,394
NVIDIA Corp. (a)	2,052	41,122
		2,845,619
Software - 3.1%
Autodesk, Inc. (a)	10,077	433,109
BMC Software, Inc. (a)	7,866	439,159
CA, Inc.	18,076	422,978
Citrix Systems, Inc. (a)	985	86,306
Intuit, Inc. (a)	9,695	523,239
MICROS Systems, Inc. (a)	6,000	306,360
salesforce.com, Inc. (a)	777	118,306
Solera Holdings, Inc.	1,306	77,172
		2,406,629
TOTAL INFORMATION TECHNOLOGY		10,971,737
MATERIALS - 7.4%
Chemicals - 3.7%
Albemarle Corp.	6,048	428,440
Cabot Corp.	7,201	304,098
CF Industries Holdings, Inc.	2,995	460,571

	Shares	Value
Eastman Chemical Co.	3,796	$ 401,807
Ecolab, Inc.	700	38,416
International Flavors & Fragrances, Inc.	5,553	355,725
PPG Industries, Inc.	6,128	543,554
Rockwood Holdings, Inc. (a)	5,134	269,997
Sigma Aldrich Corp.	894	62,839
		2,865,447
Containers & Packaging - 0.8%
Ball Corp.	6,000	237,060
Crown Holdings, Inc. (a)	9,022	366,383
		603,443
Metals & Mining - 1.4%
Cliffs Natural Resources, Inc.	5,316	482,161
Hecla Mining Co. (a)	25,695	218,151
Walter Energy, Inc.	3,001	373,775
		1,074,087
Paper & Forest Products - 1.5%
Domtar Corp.	4,386	449,477
International Paper Co.	16,032	500,519
MeadWestvaco Corp.	7,266	247,189
		1,197,185
TOTAL MATERIALS		5,740,162
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.0%
CenturyLink, Inc.	16,167	698,253
Windstream Corp.	6,400	86,080
		784,333
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (a)	972	40,251
NII Holdings, Inc. (a)	3,573	155,997
		196,248
TOTAL TELECOMMUNICATION SERVICES		980,581
UTILITIES - 4.5%
Electric Utilities - 2.2%
DPL, Inc.	6,105	184,188
Edison International	934	36,762
FirstEnergy Corp.	5,943	265,177
Northeast Utilities	4,188	147,585
NV Energy, Inc.	3,400	53,618
Pinnacle West Capital Corp.	8,880	401,909
Portland General Electric Co.	2,326	60,406
PPL Corp.	18,214	513,453
Progress Energy, Inc.	1,226	58,382
		1,721,480
Gas Utilities - 0.5%
Energen Corp.	3,737	232,703
UGI Corp.	4,122	135,119
		367,822
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	40,471	$ 524,504
Multi-Utilities - 0.7%
Consolidated Edison, Inc.	5,718	303,397
NiSource, Inc.	8,300	168,490
Sempra Energy	745	41,102
Xcel Energy, Inc.	751	18,580
		531,569
Water Utilities - 0.4%
American Water Works Co., Inc.	10,000	300,100
TOTAL UTILITIES		3,445,475
TOTAL COMMON STOCKS (Cost $63,192,400)		75,040,975
Investment Companies - 0.2%

Ares Capital Corp. (Cost $155,404)	8,722	146,704
U.S. Treasury Obligations - 0.7%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.19% 6/23/11 to 8/25/11 (f) (Cost $524,934)	$ 525,000	524,971
Money Market Funds - 12.3%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	7,790,948	7,790,948
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(d)	1,693,279	1,693,279
TOTAL MONEY MARKET FUNDS (Cost $9,484,227)		9,484,227
TOTAL INVESTMENT PORTFOLIO - 110.5% (Cost $73,356,965)	85,196,877
NET OTHER ASSETS (LIABILITIES) - (10.5)%	(8,111,535)
NET ASSETS - 100%	$ 77,085,342
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
19 CME E-mini S&P Midcap 400 Index Contracts	June 2011	$ 1,899,240	$ 75,311
The face value of futures purchased as a percentage of net assets is 2.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $524,971.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 7,568
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 12,296,491	$ 12,296,491	$ -	$ -
Consumer Staples	6,012,419	6,012,419	-	-
Energy	5,647,386	5,647,386	-	-
Financials	12,237,651	12,237,651	-	-
Health Care	8,615,974	8,615,974	-	-
Industrials	9,093,099	9,093,099	-	-
Information Technology	10,971,737	10,971,737	-	-
Materials	5,740,162	5,740,162	-	-
Telecommunication Services	980,581	980,581	-	-
Utilities	3,445,475	3,445,475	-	-
Investment Companies	146,704	146,704	-	-
U.S. Government and Government Agency Obligations	524,971	-	524,971	-
Money Market Funds	9,484,227	9,484,227	-	-
Total Investments in Securities:	$ 85,196,877	$ 84,671,906	$ 524,971	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 75,311	$ 75,311	$ -	$ -
Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $73,359,907. Net unrealized appreciation aggregated $11,836,970, of which $12,664,842 related to appreciated investment securities and $827,872 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International
Enhanced Index Fund

May 31, 2011

1.870940.103

IEI-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
Australia - 9.2%
AGL Energy Ltd.	3,674	$ 56,362
ASX Ltd.	829	28,621
Australia & New Zealand Banking Group Ltd.	3,440	81,270
Bendigo & Adelaide Bank Ltd.	5,581	53,324
BHP Billiton Ltd.	9,631	458,545
Caltex Australia Ltd.	5,478	82,574
Coca-Cola Amatil Ltd.	2,647	33,288
Commonwealth Bank of Australia	4,690	253,445
Crown Ltd.	7,400	69,203
CSL Ltd.	2,370	85,770
CSR Ltd.	5,172	16,288
DuluxGroup Ltd.	2,500	7,713
Fortescue Metals Group Ltd.	14,860	103,432
Fosters Group Ltd.	13,957	64,814
Incitec Pivot Ltd.	21,180	86,825
Insurance Australia Group Ltd.	18,100	68,595
MAp Group unit	8,600	28,369
Metcash Ltd.	13,213	55,294
National Australia Bank Ltd.	2,950	83,393
Newcrest Mining Ltd.	249	10,553
Orica Ltd.	2,500	69,631
QBE Insurance Group Ltd.	2,245	42,373
Rio Tinto Ltd.	2,044	177,839
Telstra Corp. Ltd.	22,400	72,218
Wesfarmers Ltd.	3,000	106,328
Wesfarmers Ltd. (price protected shares)	3,056	109,455
Westfield Group unit	6,049	58,700
Westfield Retail Trust unit	7,479	21,238
Westpac Banking Corp.	4,051	95,704
Woolworths Ltd.	3,482	101,889
TOTAL AUSTRALIA		2,583,053
Austria - 0.6%
OMV AG	1,320	54,817
OMV AG rights 6/6/11 (a)	1,320	0
Telekom Austria AG	700	9,064
Voestalpine AG	2,039	102,027
TOTAL AUSTRIA		165,908
Bailiwick of Guernsey - 0.4%
Resolution Ltd.	23,148	118,649
Bailiwick of Jersey - 0.8%
Experian PLC	9,747	128,267
Petrofac Ltd.	4,090	107,847
TOTAL BAILIWICK OF JERSEY		236,114
Belgium - 1.4%
Anheuser-Busch InBev SA NV	2,829	171,010
Bekaert SA	868	91,974
Delhaize Group SA	645	53,330
KBC Groupe SA	606	25,624

	Shares	Value
Mobistar SA	580	$ 41,526
Umicore SA	51	2,810
TOTAL BELGIUM		386,274
Bermuda - 0.2%
Yue Yuen Industrial (Holdings) Ltd.	15,500	53,811
Denmark - 1.0%
Coloplast A/S Series B	621	91,437
Novo Nordisk A/S Series B	1,505	189,135
Novozymes A/S Series B	45	7,551
TOTAL DENMARK		288,123
Finland - 1.9%
Fortum Corp.	3,400	113,729
KCI Konecranes Oyj	3	124
Kone Oyj (B Shares)	1,920	121,099
Nokia Corp.	8,713	60,662
Nokian Tyres PLC	2,243	109,331
Stora Enso Oyj (R Shares)	8,332	93,141
Wartsila Corp.	1,126	40,840
TOTAL FINLAND		538,926
France - 8.3%
Air Liquide SA	169	23,470
AXA SA	2,102	44,878
BIC SA	1,118	105,435
BNP Paribas SA	1,600	124,810
Bouygues SA	702	32,420
Carrefour SA	844	37,375
CNP Assurances	1,600	32,515
Compagnie de St. Gobain	1,858	122,762
Compagnie Generale de Geophysique SA (a)	2,969	111,541
Credit Agricole SA	6,644	101,514
Danone	370	27,122
Eutelsat Communications	1,830	81,117
France Telecom SA	5,170	118,382
GDF Suez	2,623	96,456
Gecina SA	684	99,834
Hermes International SA	399	102,696
Legrand SA	1,200	50,688
LVMH Moet Hennessy - Louis Vuitton	146	25,395
Natixis SA	6,693	37,631
PagesJaunes Groupe SA (e)	4,270	43,992
Sanofi-Aventis	1,420	112,579
Schneider Electric SA	249	41,054
Societe Generale Series A	1,800	106,798
Technip SA	201	21,613
Total SA	4,620	266,780
Unibail-Rodamco	490	110,468
VINCI SA	1,400	90,306
Vivendi	6,026	168,147
TOTAL FRANCE		2,337,778
Common Stocks - continued
	Shares	Value
Germany - 7.8%
Allianz AG	1,110	$ 153,595
BASF AG	2,834	262,006
Bayer AG	2,785	228,186
Commerzbank AG (a)	14,385	65,812
Commerzbank AG rights 6/6/11 (a)	14,385	18,316
Daimler AG (Germany)	1,188	83,929
Deutsche Bank AG	2,820	168,760
Deutsche Boerse AG	677	53,356
Deutsche Telekom AG	5,892	87,566
E.ON AG	3,722	105,678
Infineon Technologies AG	9,805	113,430
Kabel Deutschland Holding AG (a)	1,821	124,234
Linde AG	865	146,288
Munich Re Group	33	5,061
SAP AG	1,560	97,029
Siemens AG	2,270	304,377
TUI AG (a)	6,486	71,833
Volkswagen AG	97	16,251
Wacker Chemie AG	446	99,457
TOTAL GERMANY		2,205,164
Greece - 0.5%
Coca-Cola Hellenic Bottling Co. SA	554	14,426
Greek Organization of Football Prognostics SA	3,229	59,231
Public Power Corp. of Greece	5,294	70,148
TOTAL GREECE		143,805
Hong Kong - 2.0%
ASM Pacific Technology Ltd.	4,600	62,578
Bank of East Asia Ltd.	81	355
Cheung Kong Holdings Ltd.	2,000	31,297
CLP Holdings Ltd.	10,000	85,378
Hang Seng Bank Ltd.	2,000	32,068
Henderson Land Development Co. Ltd.	24	163
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	800	0
Hutchison Whampoa Ltd.	13,000	150,440
Kerry Properties Ltd.	8,000	40,837
New World Development Co. Ltd.	21,389	36,468
Power Assets Holdings Ltd.	3,500	24,999
Sun Hung Kai Properties Ltd.	495	7,708
Wheelock and Co. Ltd.	25,000	104,472
TOTAL HONG KONG		576,763
Ireland - 0.1%
CRH PLC	27	589
Kerry Group PLC Class A	680	29,154
TOTAL IRELAND		29,743
Israel - 1.0%
Bank Hapoalim BM (Reg.) (a)	20,797	106,980

	Shares	Value
Israel Chemicals Ltd.	6,004	$ 97,860
Teva Pharmaceutical Industries Ltd.	1,406	71,593
TOTAL ISRAEL		276,433
Italy - 2.7%
Assicurazioni Generali SpA	1,101	24,093
Enel Green Power SpA	25,368	70,841
Enel SpA	5,065	34,788
ENI SpA	3,382	81,083
EXOR SpA	2,813	94,782
Finmeccanica SpA	4,420	55,038
Intesa Sanpaolo SpA	20,964	54,380
Intesa Sanpaolo SpA (Risparmio Shares)	35,170	76,658
Mediobanca SpA	9,350	103,848
Pirelli & C SpA	10,799	107,590
Telecom Italia SpA	19,506	27,663
UniCredit SpA	9,662	21,949
TOTAL ITALY		752,713
Japan - 19.6%
77 Bank Ltd.	20,000	77,306
Asahi Glass Co. Ltd.	4,000	47,274
Bank of Yokohama Ltd.	7,000	34,000
Canon, Inc.	2,000	96,041
Central Japan Railway Co.	16	125,552
Chiba Bank Ltd.	4,000	24,104
Chubu Electric Power Co., Inc.	4,200	66,234
Cosmo Oil Co. Ltd.	32,000	96,071
Daito Trust Construction Co. Ltd.	1,200	99,342
Daiwa House Industry Co. Ltd.	9,000	109,997
DeNA Co. Ltd.	2,900	103,163
Dentsu, Inc.	1,800	48,436
East Japan Railway Co.	1,700	99,212
Eisai Co. Ltd.	3,300	125,464
Electric Power Development Co. Ltd.	900	21,249
Elpida Memory, Inc. (a)	3,700	51,358
Fuji Heavy Industries Ltd.	11,000	81,158
Fujifilm Holdings Corp.	2,000	59,344
Hino Motors Ltd.	21,000	115,593
Hitachi Ltd.	23,000	130,612
Honda Motor Co. Ltd.	5,300	201,817
Idemitsu Kosan Co. Ltd.	900	99,824
INPEX Corp.	12	87,195
Isetan Mitsukoshi Holdings Ltd.	1,400	12,934
JFE Holdings, Inc.	2,500	62,681
JGC Corp.	3,000	80,470
JTEKT Corp.	8,700	115,506
Jupiter Telecommunications Co.	40	43,191
Kansai Electric Power Co., Inc.	1,900	32,361
Kao Corp.	1,300	33,453
KDDI Corp.	22	157,774
Kinden Corp.	9,000	73,064
Kirin Holdings Co. Ltd.	2,000	28,076
Kuraray Co. Ltd.	2,000	30,255
Common Stocks - continued
	Shares	Value
Japan - continued
Marubeni Corp.	8,000	$ 56,075
Minebea Ltd.	14,000	71,789
Mitsubishi Corp.	700	17,794
Mitsubishi Materials Corp. (a)	32,000	99,346
Mitsubishi UFJ Financial Group, Inc.	14,900	68,711
Mitsui & Co. Ltd.	5,500	94,072
Mizuho Financial Group, Inc.	107,100	168,074
Nippon Meat Packers, Inc.	8,000	112,644
Nippon Telegraph & Telephone Corp.	400	18,822
Nishi-Nippon City Bank Ltd.	26,000	73,781
Nissan Motor Co. Ltd.	7,300	73,485
Nisshin Seifun Group, Inc.	3,500	43,197
Nitori Holdings Co. Ltd.	800	69,773
Nitto Denko Corp.	700	36,762
Nomura Holdings, Inc.	4,200	21,090
NTN Corp.	22,000	114,373
NTT Data Corp.	16	50,597
ORIX Corp.	380	36,427
Osaka Gas Co. Ltd.	13,000	46,041
Panasonic Corp.	2,000	23,428
Resona Holdings, Inc.	24,800	109,780
Sega Sammy Holdings, Inc.	5,400	105,116
SOFTBANK CORP.	200	7,770
Sony Corp.	2,700	72,273
Sony Financial Holdings, Inc.	3,600	65,666
Sumitomo Corp.	4,300	57,570
Sumitomo Heavy Industries Ltd.	6,000	41,717
Sumitomo Mitsui Financial Group, Inc.	3,100	89,595
Sumitomo Realty & Development Co. Ltd.	4,000	85,412
Takeda Pharmaceutical Co. Ltd.	2,700	128,235
Tokio Marine Holdings, Inc.	2,600	71,457
Tokyo Gas Co. Ltd.	11,000	46,818
Tokyu Corp.	13,000	53,761
Tokyu Land Corp.	15,000	68,725
TonenGeneral Sekiyu KK	3,000	36,776
Toyo Suisan Kaisha Ltd.	1,500	35,137
Toyoda Gosei Co. Ltd.	2,300	50,173
Toyota Motor Corp.	4,700	196,445
Yamada Denki Co. Ltd.	720	56,370
Yamato Holdings Co. Ltd.	7,100	108,187
Yamazaki Baking Co. Ltd.	5,000	63,801
TOTAL JAPAN		5,517,176
Luxembourg - 0.3%
Aperam	47	1,720
Tenaris SA	3,940	95,457
TOTAL LUXEMBOURG		97,177
Netherlands - 2.7%
Akzo Nobel NV	372	26,845
ING Groep NV (Certificaten Van Aandelen) (a)	15,707	190,368

	Shares	Value
Koninklijke Ahold NV	7,745	$ 110,402
Koninklijke KPN NV	2,705	39,715
Koninklijke Philips Electronics NV	242	6,738
Royal DSM NV	1,870	125,196
STMicroelectronics NV	9,011	100,928
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	4,740	154,833
TOTAL NETHERLANDS		755,025
New Zealand - 0.6%
Fletcher Building Ltd.	8,805	64,837
Sky City Entertainment Group Ltd.	35,071	106,135
TOTAL NEW ZEALAND		170,972
Norway - 0.5%
StatoilHydro ASA	2,800	73,770
Telenor ASA	3,400	57,512
TOTAL NORWAY		131,282
Portugal - 0.4%
Portugal Telecom SGPS SA (Reg.)	9,254	100,934
Singapore - 1.0%
Ascendas Real Estate Investment Trust (A-REIT)	13,000	21,712
ComfortDelgro Corp. Ltd.	20,000	23,837
Oversea-Chinese Banking Corp. Ltd.	9,171	70,638
SembCorp Marine Ltd.	21,000	91,090
Yangzijiang Shipbuilding Holdings Ltd.	60,000	77,834
TOTAL SINGAPORE		285,111
Spain - 3.2%
Amadeus IT Holding SA Class A	5,232	107,339
Banco Bilbao Vizcaya Argentaria SA	6,241	73,253
Banco Santander SA	14,442	172,073
Gas Natural SDG SA	5,540	105,209
Gas Natural SDG SA rights 6/14/11 (a)	5,540	3,802
Iberdrola SA	10,216	90,391
Inditex SA	821	74,615
Repsol YPF SA	2,174	74,065
Telefonica SA	6,930	168,478
Vallehermoso SA	3,432	37,032
TOTAL SPAIN		906,257
Sweden - 2.9%
Alfa Laval AB	1,600	35,148
Getinge AB (B Shares)	362	10,099
H&M Hennes & Mauritz AB (B Shares)	461	17,125
Nordea Bank AB	1,287	15,095
Scania AB (B Shares)	4,742	116,846
Svenska Cellulosa AB (SCA) (B Shares)	5,000	77,721
Swedbank AB (A Shares)	6,767	125,743
Swedish Match Co.	3,230	114,178
Tele2 AB (B Shares)	2,729	53,362
Common Stocks - continued
	Shares	Value
Sweden - continued
Telefonaktiebolaget LM Ericsson (B Shares)	7,561	$ 112,039
Volvo AB (B Shares)	8,481	153,196
TOTAL SWEDEN		830,552
Switzerland - 6.9%
ABB Ltd. (Reg.)	8,897	239,214
Credit Suisse Group	2,031	87,326
Givaudan SA	54	59,483
Nestle SA	6,848	439,592
Novartis AG	3,740	241,308
Pargesa Holding SA	913	86,494
Roche Holding AG (participation certificate)	2,265	398,347
Straumann Holding AG	170	46,741
Sulzer AG (Reg.)	90	16,293
The Swatch Group AG (Bearer)	100	49,748
Transocean Ltd. (Switzerland)	1,893	131,283
UBS AG (a)	6,080	116,993
Zurich Financial Services AG	86	23,000
TOTAL SWITZERLAND		1,935,822
United Kingdom - 17.8%
3i Group PLC	18,197	86,267
Anglo American PLC (United Kingdom)	3,270	162,983
AstraZeneca PLC:
(United Kingdom)	2,030	105,965
sponsored ADR (e)	3,188	167,051
Aviva PLC	5,824	41,933
BAE Systems PLC	18,290	99,344
Barclays PLC	12,900	58,956
BG Group PLC	5,166	119,522
BHP Billiton PLC	4,530	179,640
BP PLC	55,438	426,868
British American Tobacco PLC (United Kingdom)	2,972	133,354
BT Group PLC	25,000	82,736
Cable & Wireless PLC	14,975	11,139
Centrica PLC	16,449	86,071
Compass Group PLC	2,648	25,743
Diageo PLC	4,000	85,253
EnQuest PLC (a)	4,000	8,745
GlaxoSmithKline PLC	2,172	47,220
GlaxoSmithKline PLC sponsored ADR	5,929	257,674
HSBC Holdings PLC:
(United Kingdom)	25,004	261,330
sponsored ADR	1,973	103,306
Imperial Tobacco Group PLC	2,110	75,526
ITV PLC (a)	84,341	98,572
Land Securities Group PLC	1,826	24,991
Legal & General Group PLC	53,160	102,399

	Shares	Value
Lloyds Banking Group PLC (a)	112,759	$ 96,620
National Grid PLC	8,020	82,798
Next PLC	2,789	104,142
Old Mutual PLC	52,366	113,015
Pearson PLC	3,305	62,182
Reckitt Benckiser Group PLC	170	9,611
Rexam PLC	17,472	114,962
Rio Tinto PLC	4,109	286,316
Royal Dutch Shell PLC:
Class A (United Kingdom)	6,403	230,875
Class B	4,430	159,896
SABMiller PLC	354	13,099
Serco Group PLC	7,550	71,660
Standard Chartered PLC (United Kingdom)	2,986	79,964
Tesco PLC	10,024	69,097
Thomas Cook Group PLC	13,000	32,162
Unilever PLC	5,187	168,377
Vedanta Resources PLC	1,480	52,391
Vodafone Group PLC	97,309	270,568
Wolseley PLC	3,312	112,121
Xstrata PLC	2,079	48,750
TOTAL UNITED KINGDOM		5,031,194
United States of America - 0.2%
Synthes, Inc.	306	53,278
TOTAL COMMON STOCKS (Cost $23,610,226)		26,508,037
Nonconvertible Preferred Stocks - 0.0%

Germany - 0.0%
Volkswagen AG (Cost $1,060)	12	2,130
Government Obligations - 0.6%
Principal Amount
United States of America - 0.6%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.17% 6/9/11 to 11/17/11 (f) (Cost $164,987)	$ 165,000	164,991
Money Market Funds - 1.8%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	293,281	$ 293,281
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(d)	202,600	202,600
TOTAL MONEY MARKET FUNDS (Cost $495,881)		495,881
TOTAL INVESTMENT PORTFOLIO - 96.4% (Cost $24,272,154)	27,171,039
NET OTHER ASSETS (LIABILITIES) - 3.6%	1,027,763
NET ASSETS - 100%	$ 28,198,802
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
17 CME E-mini MSCI EAFE Index Contracts	June 2011	$ 1,479,765	$ 14,289
The face value of futures purchased as a percentage of net assets is 5.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $164,991.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 990
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 5,517,176	$ -	$ 5,517,176	$ -
United Kingdom	5,031,194	2,481,182	2,550,012	-
Australia	2,583,053	2,124,508	458,545	-
France	2,337,778	1,728,496	609,282	-
Germany	2,207,294	1,637,128	570,166	-
Switzerland	1,935,822	1,250,981	684,841	-
Spain	906,257	492,453	413,804	-
Sweden	830,552	718,513	112,039	-
Netherlands	755,025	302,158	452,867	-
Other	4,406,016	3,629,577	776,439	-
Government Obligations	164,991	-	164,991	-
Money Market Funds	495,881	495,881	-	-
Total Investments in Securities:	$ 27,171,039	$ 14,860,877	$ 12,310,162	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 14,289	$ 14,289	$ -	$ -
Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $24,293,568. Net unrealized appreciation aggregated $2,877,471, of which $4,644,349 related to appreciated investment securities and $1,766,878 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 29, 2011
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	July 29, 2011